UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-8606

DWS Target Date Series

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	08/31

Date of reporting period:	08/31/09

ITEM 1.           REPORT TO STOCKHOLDERS

  AUGUST 31, 2009

Annual Report to Shareholders

DWS Target Date Series DWS LifeCompass Retirement Fund DWS LifeCompass 2015 Fund DWS LifeCompass 2020 Fund DWS LifeCompass 2030 Fund DWS LifeCompass 2040 Fund

Contents

4 Performance Summaries

19 Information About Each Fund's Expenses

23 Portfolio Management Review

28 Portfolio Summaries

30 Investment Portfolios

45 Financial Statements

56 Financial Highlights

75 Notes to Financial Statements

90 Report of Independent Registered Public Accounting Firm

91 Tax Information

92 Summary of Management Fee Evaluation by Independent Fee Consultant

97 Summary of Administrative Fee Evaluation by Independent Fee Consultant

98 Board Members and Officers

102 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

The funds are designed for investors seeking to meet their respective investment goals, such as retirement, around the target date year. The DWS LifeCompass Retirement Fund is designed for investors who are retired or expect to retire soon. The target date is the approximate date when investors plan to start withdrawing their money in the fund. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The principal value of the funds is not guaranteed at any time, including at the target date. There is no guarantee that the fund will provide adequate income at and through retirement. Diversification does not eliminate risk. The funds are subject to stock market risk, meaning stocks in the underlying funds may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Asset allocation risk: although asset allocation among different asset classes generally limits risk and exposure to any one class, the risk remains that the investment advisor may favor an asset class that performs poorly relative to the other asset classes. Investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes and market risks. The underlying funds invest in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the fund, can decline and the investor can lose principal value. Derivatives may be more volatile and less liquid than traditional securities, and the funds could suffer losses on an underlying fund's derivative position. An investment in underlying money market funds is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. Please read each fund's prospectus for specific details regarding its risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summaries August 31, 2009

DWS LifeCompass Retirement Fund

Average Annual Total Returns as of 8/31/09
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	-8.29%	-1.96%	1.66%	1.83%
Class B	-8.99%	-2.67%	0.92%	1.09%
Class C	-9.06%	-2.65%	0.93%	1.09%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-13.56%	-3.87%	0.46%	1.23%
Class B (max 4.00% CDSC)	-11.62%	-3.25%	0.74%	1.09%
Class C (max 1.00% CDSC)	-9.06%	-2.65%	0.93%	1.09%
No Sales Charges
Class S	-8.04%	-1.70%	1.93%	2.09%
Russell® 1000 Index+	-18.39%	-5.61%	0.94%	-0.27%
Russell® 2000 Index++	-21.29%	-6.08%	2.21%	4.30%
Barclays Capital Intermediate U.S. Aggregate Bond Index+++	7.67%	6.32%	4.87%	6.10%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2008 are 1.30%, 2.03%, 1.99% and 1.05% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of DWS LifeCompass Retirement Fund during such periods and have been adjusted to reflect the higher annual total operating expenses of each specific class. Any difference in expenses will affect performance.

DWS LifeCompass Retirement Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass Retirement Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital Intermediate U.S. Aggregate Bond Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
+++ The Barclays Capital Intermediate U.S. Aggregate Bond Index (name changed from Lehman Brothers Intermediate U.S. Aggregate Bond Index, effective November 3, 2008) is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset-backed securities and commercial mortgage-backed securities.

DWS LifeCompass Retirement Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 8/31/09	$ 10.08	$ 10.08	$ 10.07	$ 10.08
8/31/08	$ 11.49	$ 11.49	$ 11.49	$ 11.49
Distribution Information: Twelve Months as of 8/31/09: Income Dividends	$ .41	$ .34	$ .34	$ .44
Lipper Rankings — Mixed-Asset Target Allocation Conservative Funds Category as of 8/31/09
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	403	of	444	91
3-Year	315	of	358	88
5-Year	173	of	228	76
Class B 1-Year	406	of	444	92
3-Year	326	of	358	91
5-Year	197	of	228	87
Class C 1-Year	408	of	444	92
3-Year	323	of	358	90
5-Year	195	of	228	86
Class S 1-Year	400	of	444	90
3-Year	303	of	358	85
5-Year	163	of	228	72
10-Year	67	of	75	89

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2015 Fund

Average Annual Total Returns as of 8/31/09
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	-12.46%	-3.81%	1.03%	0.90%
Class B	-13.14%	-4.54%	0.28%	0.15%
Class C	-13.05%	-4.52%	0.32%	0.16%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-17.50%	-5.69%	-0.16%	0.30%
Class B (max 4.00% CDSC)	-15.67%	-5.11%	0.10%	0.15%
Class C (max 1.00% CDSC)	-13.05%	-4.52%	0.32%	0.16%
No Sales Charges
Class S	-12.25%	-3.58%	1.26%	1.13%
Russell 1000 Index+	-18.39%	-5.61%	0.94%	-0.27%
Russell 2000 Index++	-21.29%	-6.08%	2.21%	4.30%
Barclays Capital U.S. Aggregate Bond Index+++	7.94%	6.35%	4.96%	6.31%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2008 are 1.25%, 2.00%, 1.94% and 1.02% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of DWS LifeCompass 2015 Fund during such periods and have been adjusted to reflect the higher annual total operating expenses of each specific class. Any difference in expenses will affect performance.

DWS LifeCompass 2015 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2015 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
+++ The Barclays Capital U.S. Aggregate Bond Index (name changed from Lehman Brothers U.S. Aggregate Index, effective November 3, 2008) is an unmanaged, market-value-weighted measure of treasury issues, agency issues corporate bond issues and mortgage securities.

DWS LifeCompass 2015 Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 8/31/09	$ 9.39	$ 9.38	$ 9.38	$ 9.38
8/31/08	$ 11.12	$ 11.11	$ 11.10	$ 11.11
Distribution Information: Twelve Months as of 8/31/09: Income Dividends	$ .31	$ .24	$ .24	$ .33
Lipper Rankings — Mixed-Asset Target 2015 Funds Category as of 8/31/09
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	86	of	116	74
3-Year	43	of	56	76
5-Year	20	of	22	87
Class B 1-Year	103	of	116	89
3-Year	51	of	56	90
5-Year	22	of	22	96
Class C 1-Year	101	of	116	87
3-Year	50	of	56	88
5-Year	21	of	22	92
Class S 1-Year	83	of	116	71
3-Year	42	of	56	74
5-Year	19	of	22	83
10-Year	5	of	5	84

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2020 Fund

Average Annual Total Returns as of 8/31/09
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	-14.08%	-4.34%	1.30%	0.75%
Class B	-14.69%	-5.04%	0.55%	0.01%
Class C	-14.74%	-5.02%	0.56%	0.01%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-19.02%	-6.21%	0.11%	0.15%
Class B (max 4.00% CDSC)	-17.15%	-5.62%	0.37%	0.01%
Class C (max 1.00% CDSC)	-14.74%	-5.02%	0.56%	0.01%
No Sales Charges
Class S	-13.90%	-4.10%	1.54%	0.98%
Russell 1000 Index+	-18.39%	-5.61%	0.94%	-0.27%
Russell 2000 Index++	-21.29%	-6.08%	2.21%	4.30%
Barclays Capital U.S. Aggregate Bond Index+++	7.94%	6.35%	4.96%	6.31%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2008 are 1.27%, 2.03%, 1.99% and 1.06% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of DWS LifeCompass 2020 Fund during such periods and have been adjusted to reflect the higher annual total operating expenses of each specific class. Any difference in expenses will affect performance.

DWS LifeCompass 2020 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2020 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
+++ The Barclays Capital U.S. Aggregate Bond Index (name changed from Lehman Brothers U.S. Aggregate Index, effective November 3, 2008) is an unmanaged, market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2020 Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 8/31/09	$ 11.21	$ 11.11	$ 11.11	$ 11.23
8/31/08	$ 13.66	$ 13.53	$ 13.54	$ 13.69
Distribution Information: Twelve Months as of 8/31/09: Income Dividends	$ .37	$ .29	$ .29	$ .39
Capital Gain Distributions	$ .08	$ .08	$ .08	$ .08
Lipper Rankings — Mixed-Asset Target 2020 Funds Category as of 8/31/09
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	141	of	167	84
3-Year	70	of	90	77
5-Year	27	of	38	70
Class B 1-Year	150	of	167	90
3-Year	83	of	90	92
5-Year	36	of	38	93
Class C 1-Year	152	of	167	91
3-Year	82	of	90	91
5-Year	35	of	38	90
Class S 1-Year	137	of	167	82
3-Year	66	of	90	73
5-Year	21	of	38	57
10-Year	7	of	7	88

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2030 Fund

Average Annual Total Returns as of 8/31/09
Unadjusted for Sales Charge	1-Year	3-Year	Life of Fund*
Class A	-16.57%	-5.42%	0.25%
Class B	-17.11%	-6.12%	-0.49%
Class C	-17.22%	-6.14%	-0.51%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-21.37%	-7.27%	-0.97%
Class B (max 4.00% CDSC)	-19.41%	-6.64%	-0.82%
Class C (max 1.00% CDSC)	-17.22%	-6.14%	-0.51%
No Sales Charges
Class S	-16.43%	-5.21%	0.47%
Russell 1000 Index+	-18.39%	-5.61%	0.38%
Russell 2000 Index++	-21.29%	-6.08%	0.91%
Barclays Capital U.S. Aggregate Bond Index+++	7.94%	6.35%	4.90%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2008 are 1.10%, 1.85%, 1.85% and .85% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2030 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2030 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.
+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
+++ The Barclays Capital U.S. Aggregate Bond Index (name changed from Lehman Brothers U.S. Aggregate Index, effective November 3, 2008) is an unmanaged, market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2030 Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 8/31/09	$ 7.87	$ 7.84	$ 7.83	$ 7.87
8/31/08	$ 10.26	$ 10.21	$ 10.21	$ 10.27
Distribution Information: Twelve Months as of 8/31/09: Income Dividends	$ .11	$ .06	$ .06	$ .13
Capital Gain Distributions	$ .47	$ .47	$ .47	$ .47
Lipper Rankings — Mixed-Asset Target 2030 Funds Category as of 8/31/09
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	125	of	160	78
3-Year	72	of	87	82
Class B 1-Year	138	of	160	86
3-Year	81	of	87	93
Class C 1-Year	140	of	160	87
3-Year	82	of	87	94
Class S 1-Year	121	of	160	76
3-Year	59	of	87	68

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2040 Fund

Average Annual Total Returns as of 8/31/09
Unadjusted for Sales Charge	1-Year	Life of Fund*
Class A	-18.67%	-15.57%
Class C	-19.43%	-16.17%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-23.34%	-18.32%
Class C (max 1.00% CDSC)	-19.43%	-16.17%
No Sales Charges
Class S	-18.32%	-15.31%
Russell 1000 Index+	-18.39%	-17.02%
Russell 2000 Index++	-21.29%	-14.13%
Barclays Capital U.S. Aggregate Bond Index+++	7.94%	5.82%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2008 are 1.16%, 1.91% and .91% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2040 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2040 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.
+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
+++ The Barclays Capital U.S. Aggregate Bond Index (name changed from Lehman Brothers U.S. Aggregate Index, effective November 3, 2008) is an unmanaged, market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2040 Fund

Net Asset Value and Distribution Information
	Class A	Class C	Class S
Net Asset Value: 8/31/09	$ 6.97	$ 6.94	$ 6.99
8/31/08	$ 8.77	$ 8.73	$ 8.79
Distribution Information: Twelve Months as of 8/31/09: Income Dividends	$ .05	$ .01	$ .07
Capital Gain Distributions	$ .09	$ .09	$ .09
Lipper Rankings — Mixed-Asset Target 2040 Funds Category as of 8/31/09
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	137	of	154	89
Class C 1-Year	146	of	154	95
Class S 1-Year	133	of	154	86

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Each Fund's Expenses

As an investor of the Funds, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the Underlying Funds in which the Fund invests. These expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2009 to August 31, 2009).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS LifeCompass Retirement Fund

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2009
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/09	$ 1,217.10	$ 1,213.90	$ 1,212.80	$ 1,220.10
Expenses Paid per $1,000*	$ 2.91	$ 7.09	$ 7.08	$ 1.51
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/09	$ 1,022.58	$ 1,018.80	$ 1,018.80	$ 1,023.84
Expenses Paid per $1,000*	$ 2.65	$ 6.46	$ 6.46	$ 1.38
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass Retirement Fund	.52%	1.27%	1.27%	.27%
** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2015 Fund

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2009
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/09	$ 1,291.20	$ 1,286.70	$ 1,286.80	$ 1,293.20
Expenses Paid per $1,000*	$ 2.77	$ 7.09	$ 7.09	$ 1.33
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/09	$ 1,022.79	$ 1,019.00	$ 1,019.00	$ 1,024.05
Expenses Paid per $1,000*	$ 2.45	$ 6.26	$ 6.26	$ 1.17
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2015 Fund	.48%	1.23%	1.23%	.23%
** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2020 Fund

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2009
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/09	$ 1,323.50	$ 1,319.50	$ 1,319.50	$ 1,325.90
Expenses Paid per $1,000*	$ 2.87	$ 7.25	$ 7.25	$ 1.41
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/09	$ 1,022.74	$ 1,018.95	$ 1,018.95	$ 1,024.00
Expenses Paid per $1,000*	$ 2.50	$ 6.31	$ 6.31	$ 1.22
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2020 Fund	.49%	1.24%	1.24%	.24%
** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2030 Fund

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2009
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/09	$ 1,397.90	$ 1,395.00	$ 1,393.20	$ 1,397.90
Expenses Paid per $1,000*	$ 2.72	$ 7.24	$ 7.24	$ 1.21
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/09	$ 1,022.94	$ 1,019.16	$ 1,019.16	$ 1,024.20
Expenses Paid per $1,000*	$ 2.29	$ 6.11	$ 6.11	$ 1.02
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2030 Fund	.45%	1.20%	1.20%	.20%
** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2040 Fund

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2009
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/09	$ 1,416.70	$ 1,410.60	$ 1,420.70
Expenses Paid per $1,000*	$ 2.98	$ 7.53	$ 1.46
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/09	$ 1,022.74	$ 1,018.95	$ 1,024.00
Expenses Paid per $1,000*	$ 2.50	$ 6.31	$ 1.22
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class C	Class S
DWS LifeCompass 2040 Fund	.49%	1.24%	.24%
** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

DWS Target Date Series: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for DWS Target Date Series. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to institutional and retail clients.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

Inna Okounkova

Portfolio Manager

Robert Wang

Portfolio Manager

Market Overview and Fund Performance

The views expressed in the following discussion reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

The past year was distinguished by two periods that were distinctly different in nature. The first, which lasted from the beginning of the reporting period through early March 2009, was characterized by a deepening of the global financial crisis and heightened investor concerns about slowing economic growth. Accordingly, equities and other higher-risk assets delivered poor performance during this time, while the prices of developed-market government bonds surged. In the second part of the period — mid-March through the end of August — these trends reversed dramatically as hopes for the "green shoots" of a recovery led to rising investor confidence. Stocks, corporate bonds and emerging-markets debt soared as a result, while government bonds gave back ground.

Despite the recovery that took place during the second half of the fund's fiscal year, essentially all equity indices finished with negative returns for the 12 months ended August 31, 2009. The Russell 3000® Index, a measure of broad US stock market performance, experienced a loss of 18.62%.1 Domestic large-cap stocks, as measured by the -18.39% return of the Russell 1000® Index, outpaced the -21.29% return of the Russell 2000® Index, a measure of small-cap performance.2,3 In terms of styles, the -17.17% return of the Russell 3000® Growth Index was ahead of the -20.30% return generated by the Russell 3000® Value Index.4 Developed-market international stocks outpaced the US market, as gauged by the -14.95% return of the MSCI EAFE® Index, but the stronger growth of the emerging economies helped the MSCI Emerging Markets Index to outperform with a return of -9.95%.5 (Past performance is no guarantee of future resullts. Please see pages 3 through 21 for complete performance information.)

In the bond market, the Barclays Capital U.S. Treasury Bond Index, which measures performance of US Treasury notes with a variety of maturities, returned 6.09%.6 The Barclays Capital U.S. Aggregate Bond Index, which gauges performance of the US bond market as a whole, returned 7.94%, while the Barclays Capital U.S. Corporate High-Yield Bond Index, which measures performance of high-yield bonds, rose 6.42%.7

The DWS Target Date Series provides a one-stop method for investors to achieve extensive portfolio diversification. Each fund in the series follows a dynamic "glide path" — or a shifting mix of various asset classes — throughout the life of the fund. This path is designed to make the weightings in each fund more conservative as the targeted retirement date approaches. In this way, we manage the portfolios with each fund's specific target date in mind.

Our strategy for managing the fund-of-funds portfolios and evaluating how they perform consists of three components: strategic asset allocation, tactical asset allocation and allocation to the underlying funds. The first component, strategic asset allocation (SAA), has the largest influence on performance. We review strategic asset allocation at least once a year, using a proprietary methodology to find optimal allocations with the appropriate time horizon for each of the five funds in the series.

The second component of our investment process is tactical asset allocation (TAA), which is implemented by underweighting or overweighting a particular asset class relative to its longer-term SAA target.8 TAAs are updated every month using both fundamental analysis and quantitative models. The TAA views are combined and adjusted to appropriate risk levels to specify a tactical asset allocation for each of the five funds in the series.

The final element of the process is fund allocation, which involves much more than simply selecting funds by style. Each month, we analyze the holdings in each fund, measuring exposure to factors such as industry weightings, beta (i.e., market sensitivity), size and style. Our goal is to identify combinations of funds that help implement our targeted asset allocations, capturing the ability of the fund managers to select the best stocks while neutralizing unintended results occurring from similarities in the underlying funds' exposure to the factors mentioned above.

Each fund that makes up the DWS Target Date Series provides exposure to:

• Global equities, diversified by market capitalization and investment style across domestic, international and emerging markets.

• Fixed-income securities, diversified by credit quality and across domestic, international and emerging markets.9

• Alternative assets that offer low correlation to more traditional asset classes — meaning they do not typically move in the same direction as stocks, bonds and cash — and have the potential to add additional diversification.10

• Exchange-traded fund (ETF) investments to complement the more than 50 mutual fund options provided by DWS Investments.11

In addition to comparing the funds' performance to the primary benchmark indexes, we evaluate performance mainly by comparing the performance of our funds to similar peer groups, using categories defined and published by Lipper Inc. For the 12 months ended August 31, 2009, all five funds underperformed the average return of their peer groups.

Positive and Negative Contributors to Performance

Strategic and tactical asset allocation detracted from performance in all five funds.

Within strategic asset allocation, fixed income detracted from performance in all funds. Large-cap equities added to returns in four out of five funds, but detracted within DWS LifeCompass 2040.

Looking at the individual funds within the fixed-income segment, DWS Core Fixed Income Fund detracted from performance in all five funds. The fund underperformed due to its large exposure to non-Treasury securities in the first half of the annual period, when the lack of liquidity and heightened investor risk aversion were the key features of the market environment. However, during the latter half of the period — a time marked by a recovery in the non-Treasury segments of the bond market — the fund has contributed positive performance to all five DWS LifeCompass funds.

On the positive side, DWS Technology Fund added to the performance to all five of the LifeCompass funds. DWS Dreman Small Cap Value Fund also added value to the LifeCompass 2015, 2030 and 2040 funds. Our allocations to international equities detracted within all five funds for the full year, but this position has added positively to DWS LifeCompass Retirement Fund returns since the markets began to recover in March. Among the funds' investments in ETFs, allocations to ETFs invested in the United Kingdom, France and Germany detracted from performance, but our allocation to the Australian ETF (iShares MSCI Australia Index Fund) contributed positively.12

Within the portion of the DWS LifeCompass Funds invested in alternative assets, allocations to real estate and emerging markets detracted from performance, while allocations to commodities and gold/precious metals contributed positively.13

Outlook and Positioning

The past year proved to be an extraordinarily challenging period for the global financial markets. Although the funds produced negative returns during the past year, we believe that a rigorous approach to strategic and tactical asset allocation, combined with diligent risk management, offers investors the potential for steady risk-adjusted returns over time.

The DWS LifeCompass funds are structured to meet the needs of investors with a wide range of time horizons. With five funds in the series, this group of funds may be appropriate for a variety of investors, ranging from those who are retired and in need of current income to those with many years to invest for the future. For many investors, disciplined asset allocation funds such as these offer the potential to take advantage of a wide range of investment opportunities.

We believe that ours is a forward-looking approach to asset allocation. As markets continue to evolve, we will review these strategic allocations annually and alter the asset mix as we deem appropriate and in the best interest of investors in DWS LifeCompass funds.

1 The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.
2 The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
3 The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
4 The Russell 3000 Growth Index measures the performance of the broad growth segment of the US equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Value Index measures the performance of the broad value segment of the US equity universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.
5 The MSCI EAFE (Morgan Stanley Capital International Europe, Australasia and Far East Index) is composed of approximately 1,100 companies in 20 countries in Europe and the Pacific Basin. The objective of the index is to reflect the movements of stock markets in these countries by representing an unmanaged (indexed) portfolio within each country. The index is calculated in US dollars and is constructed to represent about 60% of market capitalization in each country. The Morgan Stanley Capital International (MSCI) Emerging Markets Index is an unmanaged, capitalization-weighted index of companies in a universe of 26 emerging markets. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.
Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
6 The Barclays Capital U.S. Treasury Bond Index is an unmanaged index reflecting the performance of all public obligations and does not focus on one particular segment of the Treasury market.
7 The Barclays Capital U.S. Aggregate Bond Index (name changed from Lehman Brothers U.S. Aggregate Index, effective November 3, 2008) is an unmanaged, market-value- weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. The Barclays Capital U.S. Corporate High-Yield Bond Index covers the US dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.
Index returns, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
8 "Overweight" means the fund holds a higher weighting in a given security, sector or investment category than the benchmark. "Underweight" means the fund holds a lower weighting.
9 Credit quality is a measure of a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations such as AAA, AA and so forth. The higher an issuers' likelihood of making its interest and principal payments, the higher the rating it typically receives.
10 Correlation refers to how securities perform in relation to one another. A 1.0 correlation implies that two securities move perfectly in lockstep. A correlation of -1.0 implies movement in exactly opposite directions. A zero correlation implies no relation in the movements.
11 An ETF is a security that tracks an index, a commodity or a basket of assets like an index fund, but trades like a stock on an exchange.
12 The iShares MSCI Australia Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the Australian market, as represented by the MSCI Australia Index.
13 Alternative assets or non-traditional investment assets are any investment other than publicly traded equities, bonds or money market investments.

Portfolio Summaries

DWS LifeCompass Retirement Fund

Asset Allocation (As a % of Investment Portfolio)	8/31/09	8/31/08

Fixed Income — Money Market	4%	2%
Fixed Income — Bonds	60%	62%
Equity — Equity Funds	27%	35%
Equity — Exchange-Traded Funds	9%	1%
	100%	100%
Target Allocation	8/31/09	8/31/08

Fixed Income Funds	65%	65%
Equity Funds	35%	35%

Asset allocation is subject to change.

DWS LifeCompass 2015 Fund

Asset Allocation (As a % of Investment Portfolio)	8/31/09	8/31/08

Fixed Income — Money Market	3%	1%
Fixed Income — Bonds	36%	37%
Equity — Equity Funds	54%	61%
Equity — Exchange-Traded Funds	7%	1%
	100%	100%
Target Allocation	8/31/09	8/31/08

Fixed Income Funds	40%	40%
Equity Funds	60%	60%

Asset allocation is subject to change.

DWS LifeCompass 2020 Fund

Asset Allocation (As a % of Investment Portfolio)	8/31/09	8/31/08

Fixed Income — Money Market	3%	2%
Fixed Income — Bonds	26%	27%
Equity — Equity Funds	64%	70%
Equity — Exchange-Traded Funds	7%	1%
	100%	100%
Target Allocation	8/31/09	8/31/08

Fixed Income Funds	30%	30%
Equity Funds	70%	70%

Asset allocation is subject to change.

DWS LifeCompass 2030 Fund

Asset Allocation (As a % of Investment Portfolio)	8/31/09	8/31/08

Fixed Income — Money Market	2%	1%
Fixed Income — Bonds	7%	8%
Equity — Equity Funds	76%	90%
Equity — Exchange-Traded Funds	15%	1%
	100%	100%
Target Allocation	8/31/09	8/31/08

Fixed Income Funds	10%	10%
Equity Funds	90%	90%

Asset allocation is subject to change.

DWS LifeCompass 2040 Fund

Asset Allocation (As a % of Investment Portfolio)	8/31/09	8/31/08

Fixed Income — Money Market	2%	3%
Fixed Income — Bonds	4%	4%
Equity — Equity Funds	74%	80%
Equity — Exchange-Traded Funds	20%	13%
	100%	100%
Target Allocation	8/31/09	8/31/08

Fixed Income Funds	5%	5%
Equity Funds	95%	95%

Asset allocation is subject to change.

For more complete details about each Fund's investment portfolio, see pages 30-44. A quarterly Fact Sheet is available upon request. A complete list of each Fund's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolios as of August 31, 2009

DWS LifeCompass Retirement Fund

	Shares	Value ($)

Equity — Equity Funds 27.5%
DWS Capital Growth Fund "Institutional"	30,730	1,315,841
DWS Commodity Securities Fund "Institutional"	317	1,068
DWS Communications Fund "Institutional"	17,922	253,956
DWS Disciplined Market Neutral Fund "Institutional"	23,223	221,549
DWS Diversified International Equity Fund "Institutional"	178,922	1,112,894
DWS Dreman Mid Cap Value Fund "Institutional"	26,693	225,823
DWS Dreman Small Cap Value Fund "Institutional"	39,459	1,112,351
DWS Emerging Markets Equity Fund "Institutional"	15,731	228,256
DWS Equity 500 Index Portfolio "Institutional"	42,605	4,943,892
DWS Europe Equity Fund "Institutional"	47,984	1,062,357
DWS Global Opportunities Fund "Institutional"	1,533	44,052
DWS Global Thematic Fund "Institutional"	27,877	541,086
DWS Gold & Precious Metals Fund "Institutional"	9,312	155,514
DWS Growth & Income Fund "Institutional"	185,431	2,458,815
DWS Health Care Fund "Institutional"	53,527	1,146,020
DWS International Fund "Institutional"	33,825	1,454,150
DWS International Value Opportunities Fund "Institutional"	23,645	196,253
DWS Large Cap Value Fund "Institutional"	146,441	2,221,512
DWS Large Company Growth Fund "Institutional"	14,141	327,791
DWS RREEF Global Real Estate Securities Fund "Institutional"	90,342	605,289
DWS RREEF Real Estate Securities Fund "Institutional"	10,349	125,321
DWS S&P 500 Plus Fund "S"	167,905	1,699,199
DWS Small Cap Core Fund "S"	114,959	1,469,171
DWS Small Cap Growth Fund "Institutional"	17,847	254,674
DWS Strategic Value Fund "Institutional"	34,826	948,318
DWS Technology Fund "Institutional"	180,293	1,871,444
Total Equity — Equity Funds (Cost $29,305,424)		25,996,596

Equity — Exchange-Traded Funds 8.8%
Consumer Discretionary Select Sector SPDR Fund	30,524	798,508
Consumer Staples Select Sector SPDR Fund	43,399	1,077,163
Energy Select Sector SPDR Fund	17,583	899,722
Financial Select Sector SPDR Fund	77,450	1,138,515
Industrial Select Sector SPDR Fund	41,639	1,041,808
iShares MSCI Australia Index Fund	25,636	519,642
iShares MSCI Canada Index Fund	22,601	537,452
iShares MSCI EAFE Small Cap Index Fund	10,159	351,400
iShares MSCI France Index Fund	11,918	290,322
iShares MSCI Germany Index Fund	13,839	289,374
iShares MSCI Japan Index Fund	8,910	91,060
iShares MSCI Switzerland Index Fund	5,985	124,368
iShares MSCI United Kingdom Index Fund	52,296	781,825
Utilities Select Sector SPDR Fund	14,236	416,117
Total Equity — Exchange-Traded Funds (Cost $7,767,740)		8,357,276

Fixed Income — Bond Funds 60.3%
DWS Core Fixed Income Fund "Institutional"	2,673,680	23,929,434
DWS Emerging Markets Fixed Income Fund "Institutional"	1,253	12,321
DWS Floating Rate Plus Fund "Institutional"	751,537	6,425,642
DWS Global Bond Fund "S"	367,093	3,773,721
DWS GNMA Fund "Institutional"	208,967	3,180,480
DWS High Income Fund "Institutional"	887,028	3,778,741
DWS Inflation Protected Plus Fund "Institutional"	401,321	3,780,444
DWS Short Duration Fund "Institutional"	742	6,816
DWS Short Duration Plus Fund "Institutional"	634,299	5,937,042
DWS US Bond Index Fund "Institutional"	603,354	6,292,986
Total Fixed Income — Bond Funds (Cost $61,949,878)		57,117,627

Fixed Income — Money Market Funds 3.5%
Cash Management QP Trust	3,304,815	3,304,815
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	8,063	8,063
DWS Money Market Series "Institutional"	19,869	19,869
Total Fixed Income — Money Market Funds (Cost $3,332,747)		3,332,747
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $102,355,789)+	100.1	94,804,246
Other Assets and Liabilities, Net	(0.1)	(48,279)
Net Assets	100.0	94,755,967
+ The cost for federal income tax purposes was $104,502,396. At August 31, 2009, net unrealized depreciation for all securities based on tax cost was $9,698,150. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,772,565 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,470,715.

During the year ended August 31, 2009, purchases and sales of mutual funds (excluding money market funds) aggregated $37,036,995 and $50,769,471, respectively.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 25,996,596	$ —	$ —	$ 25,996,596
Exchange-Traded Funds	8,357,276	—	—	8,357,276
Bond Funds	57,117,627	—	—	57,117,627
Money Market Funds	27,932	3,304,815	—	3,332,747
Total	$ 91,499,431	$ 3,304,815	$ —	$ 94,804,246

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2015 Fund

	Shares	Value ($)

Equity — Equity Funds 54.2%
DWS Capital Growth Fund "Institutional"	80,781	3,459,038
DWS Commodity Securities Fund "Institutional"	1,589	5,354
DWS Communications Fund "Institutional"	69,891	990,355
DWS Disciplined Market Neutral Fund "Institutional"	26,597	253,733
DWS Diversified International Equity Fund "Institutional"	421,440	2,621,359
DWS Dreman Mid Cap Value Fund "Institutional"	143,417	1,213,307
DWS Dreman Small Cap Value Fund "Institutional"	141,696	3,994,411
DWS Emerging Markets Equity Fund "Institutional"	148,649	2,156,900
DWS Equity 500 Index Portfolio "Institutional"	233,167	27,056,743
DWS Europe Equity Fund "Institutional"	289,601	6,411,771
DWS Global Opportunities Fund "Institutional"	4,988	143,318
DWS Global Thematic Fund "Institutional"	84,958	1,649,036
DWS Gold & Precious Metals Fund "Institutional"	15,757	263,134
DWS Growth & Income Fund "Institutional"	589,201	7,812,808
DWS Health Care Fund "Institutional"	161,556	3,458,905
DWS International Fund "Institutional"	80,863	3,476,284
DWS International Value Opportunities Fund "Institutional"	191,870	1,592,517
DWS Large Cap Value Fund "Institutional"	754,432	11,444,737
DWS Large Company Growth Fund "Institutional"	114,242	2,648,124
DWS RREEF Global Real Estate Securities Fund "Institutional"	202,988	1,360,021
DWS RREEF Real Estate Securities Fund "Institutional"	20,495	248,197
DWS S&P 500 Plus Fund "S"	302,698	3,063,299
DWS Small Cap Core Fund "S"	325,476	4,159,587
DWS Small Cap Growth Fund "Institutional"	49,957	712,882
DWS Strategic Value Fund "Institutional"	45,150	1,229,421
DWS Technology Fund "Institutional"	413,130	4,288,293
Total Equity Funds (Cost $117,147,774)		95,713,534

Equity — Exchange-Traded Funds 7.5%
Consumer Discretionary Select Sector SPDR Fund	57,392	1,501,375
Consumer Staples Select Sector SPDR Fund	53,455	1,326,753
Energy Select Sector SPDR Fund	24,751	1,266,509
Financial Select Sector SPDR Fund	119,420	1,755,474
Industrial Select Sector SPDR Fund	52,997	1,325,985
iShares MSCI Australia Index Fund	69,954	1,417,967
iShares MSCI Canada Index Fund	61,397	1,460,021
iShares MSCI EAFE Small Cap Index Fund	11,096	383,810
iShares MSCI France Index Fund	7,605	185,258
iShares MSCI Germany Index Fund	21,694	453,621
iShares MSCI Japan Index Fund	17,296	176,765
iShares MSCI United Kingdom Index Fund	75,420	1,127,529
Utilities Select Sector SPDR Fund	29,525	863,017
Total Exchange-Traded Funds (Cost $11,826,706)		13,244,084

Fixed Income — Bond Funds 35.9%
DWS Core Fixed Income Fund "Institutional"	3,418,914	30,599,277
DWS Emerging Markets Fixed Income Fund "Institutional"	91,220	896,691
DWS Floating Rate Plus Fund "Institutional"	197,327	1,687,143
DWS Global Bond Fund "S"	684,714	7,038,861
DWS GNMA Fund "Institutional"	80,098	1,219,096
DWS High Income Fund "Institutional"	1,653,279	7,042,971
DWS Inflation Protected Plus Fund "Institutional"	467,125	4,400,317
DWS Short Duration Plus Fund "Institutional"	206,834	1,935,967
DWS US Bond Index Fund "Institutional"	820,903	8,562,021
Total Fixed Income — Bond Funds (Cost $69,144,269)		63,382,344

Fixed Income — Money Market Funds 2.6%
Cash Management QP Trust	4,461,826	4,461,826
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	11,768	11,768
DWS Money Market Series "Institutional"	22,872	22,872
Total Fixed Income — Money Market Funds (Cost $4,496,466)		4,496,466
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $202,615,215)+	100.2	176,836,428
Other Assets and Liabilities, Net	(0.2)	(283,875)
Net Assets	100.0	176,552,553
+ The cost for federal income tax purposes was $208,470,223. At August 31, 2009, net unrealized depreciation for all securities based on tax cost was $31,633,795. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,408,083 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $34,041,878.

During the year ended August 31, 2009, purchases and sales of mutual funds (excluding money market funds) aggregated $54,437,494 and $82,366,205, respectively.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 95,713,534	$ —	$ —	$ 95,713,534
Exchange-Traded Funds	13,244,084	—	—	13,244,084
Bond Funds	63,382,344	—	—	63,382,344
Money Market Funds	34,640	4,461,826	—	4,496,466
Total	$ 172,374,602	$ 4,461,826	$ —	$ 176,836,428

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2020 Fund

	Shares	Value ($)

Equity — Equity Funds 64.5%
DWS Capital Growth Fund "Institutional"	47,679	2,041,608
DWS Commodity Securities Fund "Institutional"	150,730	507,962
DWS Communications Fund "Institutional"	95,018	1,346,400
DWS Disciplined Market Neutral Fund "Institutional"	20,208	192,785
DWS Diversified International Equity Fund "Institutional"	576,188	3,583,891
DWS Dreman Mid Cap Value Fund "Institutional"	290,196	2,455,062
DWS Dreman Small Cap Value Fund "Institutional"	194,317	5,477,784
DWS Emerging Markets Equity Fund "Institutional"	209,080	3,033,747
DWS Equity 500 Index Portfolio "Institutional"	334,814	38,851,850
DWS Europe Equity Fund "Institutional"	389,616	8,626,089
DWS Global Opportunities Fund "Institutional"	14,733	423,282
DWS Global Thematic Fund "Institutional"	178,590	3,466,437
DWS Gold & Precious Metals Fund "Institutional"	20,890	348,856
DWS Growth & Income Fund "Institutional"	717,871	9,518,968
DWS Health Care Fund "Institutional"	185,511	3,971,783
DWS International Fund "Institutional"	102,581	4,409,977
DWS International Value Opportunities Fund "Institutional"	265,523	2,203,839
DWS Large Cap Value Fund "Institutional"	1,207,244	18,313,887
DWS Large Company Growth Fund "Institutional"	221,960	5,145,030
DWS RREEF Global Real Estate Securities Fund "Institutional"	156,283	1,047,094
DWS RREEF Real Estate Securities Fund "Institutional"	42,555	515,338
DWS S&P 500 Plus Fund "S"	445,648	4,509,958
DWS Small Cap Core Fund "S"	469,446	5,999,517
DWS Small Cap Growth Fund "Institutional"	70,978	1,012,853
DWS Strategic Value Fund "Institutional"	85,705	2,333,754
DWS Technology Fund "Institutional"	464,674	4,823,314
Total Equity Funds (Cost $163,070,197)		134,161,065

Equity — Exchange-Traded Funds 6.9%
Consumer Discretionary Select Sector SPDR Fund	46,938	1,227,898
Consumer Staples Select Sector SPDR Fund	43,579	1,081,631
Energy Select Sector SPDR Fund	21,650	1,107,830
Financial Select Sector SPDR Fund	85,313	1,254,101
Industrial Select Sector SPDR Fund	50,064	1,252,601
iShares MSCI Australia Index Fund	103,721	2,102,425
iShares MSCI Canada Index Fund	98,277	2,337,027
iShares MSCI EAFE Small Cap Index Fund	12,491	432,064
iShares MSCI France Index Fund	8,667	211,128
iShares MSCI Germany Index Fund	31,009	648,398
iShares MSCI Japan Index Fund	19,916	203,542
iShares MSCI Netherlands Investable Market Index Fund	2,486	46,041
iShares MSCI United Kingdom Index Fund	121,419	1,815,214
Utilities Select Sector SPDR Fund	22,875	668,636
Total Exchange-Traded Funds (Cost $13,451,836)		14,388,536

Fixed Income — Bond Funds 25.8%
DWS Core Fixed Income Fund "Institutional"	2,598,013	23,252,219
DWS Emerging Markets Fixed Income Fund "Institutional"	106,594	1,047,815
DWS Floating Rate Plus Fund "Institutional"	167,725	1,434,047
DWS Global Bond Fund "S"	802,037	8,244,941
DWS GNMA Fund "Institutional"	68,421	1,041,369
DWS High Income Fund "Institutional"	968,671	4,126,539
DWS Inflation Protected Plus Fund "Institutional"	437,864	4,124,678
DWS Short Duration Plus Fund "Institutional"	165,483	1,548,919
DWS US Bond Index Fund "Institutional"	857,761	8,946,452
Total Fixed Income — Bond Funds (Cost $57,964,801)		53,766,979

Fixed Income — Money Market Funds 2.9%
Cash Management QP Trust	5,989,345	5,989,345
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	8,779	8,779
DWS Money Market Series "Institutional"	26,244	26,244
Total Fixed Income — Money Market Funds (Cost $6,024,368)		6,024,368
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $240,511,202)+	100.1	208,340,948
Other Assets and Liabilities, Net	(0.1)	(231,209)
Net Assets	100.0	208,109,739
+ The cost for federal income tax purposes was $245,526,861. At August 31, 2009, net unrealized depreciation for all securities based on tax cost was $37,185,913. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,710,988 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $39,896,901.

During the year ended August 31, 2009, purchases and sales of mutual funds (excluding money market funds) aggregated $61,496,933 and $72,996,862, respectively.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 134,161,065	$ —	$ —	$ 134,161,065
Exchange-Traded Funds	14,388,536	—	—	14,388,536
Bond Funds	53,766,979	—	—	53,766,979
Money Market Funds	35,023	5,989,345	—	6,024,368
Total	$ 202,351,603	$ 5,989,345	$ —	$ 208,340,948

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2030 Fund

	Shares	Value ($)

Equity — Equity Funds 76.2%
DWS Capital Growth Fund "Institutional"	15,687	671,697
DWS Commodity Securities Fund "Institutional"	32,952	111,050
DWS Communications Fund "Institutional"	23,601	334,421
DWS Disciplined Market Neutral Fund "Institutional"	1,639	15,639
DWS Diversified International Equity Fund "Institutional"	237,871	1,479,558
DWS Dreman Mid Cap Value Fund "Institutional"	82,597	698,767
DWS Dreman Small Cap Value Fund "Institutional"	46,408	1,308,251
DWS Emerging Markets Equity Fund "Institutional"	30,311	439,813
DWS Equity 500 Index Portfolio "Institutional"	56,643	6,572,899
DWS Europe Equity Fund "Institutional"	74,515	1,649,752
DWS Global Opportunities Fund "Institutional"	10,091	289,909
DWS Global Thematic Fund "Institutional"	33,835	656,733
DWS Gold & Precious Metals Fund "Institutional"	14,609	243,975
DWS Growth & Income Fund "Institutional"	213,542	2,831,564
DWS Health Care Fund "Institutional"	61,503	1,316,782
DWS International Fund "Institutional"	25,902	1,113,522
DWS International Value Opportunities Fund "Institutional"	84,933	704,945
DWS Large Cap Value Fund "Institutional"	202,904	3,078,057
DWS Large Company Growth Fund "Institutional"	33,286	771,574
DWS Mid Cap Growth Fund "Institutional"	4,847	48,710
DWS RREEF Global Real Estate Securities Fund "Institutional"	91,840	615,329
DWS RREEF Real Estate Securities Fund "Institutional"	24,813	300,486
DWS S&P 500 Plus Fund "S"	260,132	2,632,535
DWS Small Cap Core Fund "S"	158,074	2,020,189
DWS Small Cap Growth Fund "Institutional"	21,173	302,141
DWS Strategic Value Fund "Institutional"	64,263	1,749,873
DWS Technology Fund "Institutional"	255,642	2,653,565
Total Equity Funds (Cost $40,587,543)		34,611,736

Equity — Exchange-Traded Funds 14.8%
Consumer Discretionary Select Sector SPDR Fund	28,007	732,663
Consumer Staples Select Sector SPDR Fund	33,152	822,833
Energy Select Sector SPDR Fund	15,089	772,104
Financial Select Sector SPDR Fund	66,598	978,991
Industrial Select Sector SPDR Fund	33,761	844,700
iShares MSCI Australia Index Fund	24,668	500,020
iShares MSCI Canada Index Fund	18,641	443,283
iShares MSCI EAFE Small Cap Index Fund	7,926	274,160
iShares MSCI France Index Fund	2,088	50,864
iShares MSCI Germany Index Fund	14,656	306,457
iShares MSCI Japan Index Fund	14,402	147,188
iShares MSCI Switzerland Index Fund	1,427	29,653
iShares MSCI United Kingdom Index Fund	28,319	423,369
Utilities Select Sector SPDR Fund	12,938	378,177
Total Exchange-Traded Funds (Cost $6,124,595)		6,704,462

Fixed Income — Bond Funds 7.5%
DWS Core Fixed Income Fund "Institutional"	53,142	475,620
DWS Emerging Markets Fixed Income Fund "Institutional"	11,676	114,776
DWS Floating Rate Plus Fund "Institutional"	7,571	64,735
DWS Global Bond Fund "S"	66,346	682,035
DWS GNMA Fund "Institutional"	4,193	63,817
DWS High Income Fund "Institutional"	52,086	221,887
DWS Inflation Protected Plus Fund "Institutional"	35,484	334,258
DWS Short Duration Plus Fund "Institutional"	10,077	94,324
DWS US Bond Index Fund "Institutional"	130,987	1,366,191
Total Fixed Income — Bond Funds (Cost $3,382,204)		3,417,643

Fixed Income — Money Market Funds 1.6%
Cash Management QP Trust	700,053	700,053
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	7,966	7,966
DWS Money Market Series "Institutional"	6,851	6,851
Total Fixed Income — Money Market Funds (Cost $714,870)		714,870
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $50,809,212)+	100.1	45,448,711
Other Assets and Liabilities, Net	(0.1)	(29,823)
Net Assets	100.0	45,418,888
+ The cost for federal income tax purposes was $52,199,535. At August 31, 2009, net unrealized depreciation for all securities based on tax cost was $6,750,824. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,370,277 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,121,101.

During the year ended August 31, 2009, purchases and sales of mutual funds (excluding money market funds) aggregated $22,938,607 and $11,728,681, respectively.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 34,611,736	$ —	$ —	$ 34,611,736
Exchange-Traded Funds	6,704,462	—	—	6,704,462
Bond Funds	3,417,643	—	—	3,417,643
Money Market Funds	14,817	700,053	—	714,870
Total	$ 44,748,658	$ 700,053	$ —	$ 45,448,711

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2040 Fund

	Shares	Value ($)

Equity — Equity Funds 74.1%
DWS Capital Growth Fund "Institutional"	8,594	367,992
DWS Commodity Securities Fund "Institutional"	570	1,921
DWS Communications Fund "Institutional"	8,293	117,515
DWS Disciplined Market Neutral Fund "Institutional"	647	6,173
DWS Diversified International Equity Fund "Institutional"	93,969	584,486
DWS Dreman Mid Cap Value Fund "Institutional"	12,659	107,097
DWS Dreman Small Cap Value Fund "Institutional"	16,446	463,612
DWS Emerging Markets Equity Fund "Institutional"	4,368	63,383
DWS Equity 500 Index Portfolio "Institutional"	10,098	1,171,762
DWS Europe Equity Fund "Institutional"	13,937	308,561
DWS Global Opportunities Fund "Institutional"	4,092	117,575
DWS Global Thematic Fund "Institutional"	8,516	165,293
DWS Gold & Precious Metals Fund "Institutional"	1,778	29,698
DWS Growth & Income Fund "Institutional"	58,340	773,583
DWS Health Care Fund "Institutional"	19,536	418,262
DWS International Fund "Institutional"	8,387	360,567
DWS International Value Opportunities Fund "Institutional"	28,885	239,748
DWS Large Cap Value Fund "Institutional"	46,657	707,788
DWS Large Company Growth Fund "Institutional"	7,420	171,984
DWS Mid Cap Growth Fund "Institutional"	126	1,262
DWS RREEF Global Real Estate Securities Fund "Institutional"	23,055	154,466
DWS RREEF Real Estate Securities Fund "Institutional"	7,607	92,120
DWS S&P 500 Plus Fund "S"	77,153	780,793
DWS Small Cap Core Fund "S"	69,180	884,120
DWS Small Cap Growth Fund "Institutional"	14,143	201,815
DWS Strategic Value Fund "Institutional"	21,554	586,923
DWS Technology Fund "Institutional"	78,910	819,089
Total Equity Funds (Cost $8,847,029)		9,697,588

Equity — Exchange-Traded Funds 20.6%
Consumer Discretionary Select Sector SPDR Fund	12,047	315,150
Consumer Staples Select Sector SPDR Fund	14,060	348,969
Energy Select Sector SPDR Fund	5,485	280,667
Financial Select Sector SPDR Fund	28,185	414,320
Industrial Select Sector SPDR Fund	13,895	347,653
iShares MSCI Australia Index Fund	7,863	159,383
iShares MSCI Canada Index Fund	2,663	63,326
iShares MSCI EAFE Small Cap Index Fund	2,144	74,161
iShares MSCI France Index Fund	1,592	38,781
iShares MSCI Germany Index Fund	4,464	93,342
iShares MSCI Japan Index Fund	11,218	114,648
iShares MSCI Netherlands Investable Market Index Fund	249	4,611
iShares MSCI Switzerland Index Fund	282	5,860
iShares MSCI United Kingdom Index Fund	17,127	256,049
Materials Select Sector SPDR Trust	1,946	58,010
Utilities Select Sector SPDR Fund	4,094	119,668
Total Exchange-Traded Funds (Cost $2,530,332)		2,694,598

Fixed Income — Bond Funds 3.6%
DWS Core Fixed Income Fund "Institutional"	11,270	100,863
DWS Emerging Markets Fixed Income Fund "Institutional"	3,328	32,713
DWS Floating Rate Plus Fund "Institutional"	1,737	14,847
DWS Global Bond Fund "S"	307	3,161
DWS GNMA Fund "Institutional"	969	14,747
DWS Short Duration Plus Fund "Institutional"	2,341	21,915
DWS US Bond Index Fund "Institutional"	27,854	290,518
Total Fixed Income — Bond Funds (Cost $469,227)		478,764

Fixed Income — Money Market Fund 1.7%
Cash Management QP Trust (Cost $221,150)	221,150	221,150
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $12,067,738)+	100.0	13,092,100
Other Assets and Liabilities, Net	0.0	2,173
Net Assets	100.0	13,094,273
+ The cost for federal income tax purposes was $12,365,354. At August 31, 2009, net unrealized appreciation for all securities based on tax cost was $726,746. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,140,483 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $413,737.

During the year ended August 31, 2009, purchases and sales of mutual funds (excluding money market funds) aggregated $10,131,294 and $1,756,456, respectively.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 9,697,588	$ —	$ —	$ 9,697,588
Exchange-Traded Funds	2,694,598	—	—	2,694,598
Bond Funds	478,764	—	—	478,764
Money Market Funds	—	221,150	—	221,150
Total	$ 12,870,950	$ 221,150	$ —	$ 13,092,100

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of August 31, 2009
Assets	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Investments in Underlying Affiliated Funds, at value (cost $94,588,049, $190,788,509 and $227,059,366)	$ 86,446,970	$ 163,592,344	$ 193,952,412
Investments in Non-Affiliated Funds, at value (cost $7,767,740, $11,826,706 and $13,451,836)	8,357,276	13,244,084	14,388,536
Total investments, at value (cost $102,355,789, $202,615,215 and $240,511,202)	94,804,246	176,836,428	208,340,948
Receivable for Fund shares sold	68,461	89,911	138,745
Dividends receivable	19,663	27,875	21,287
Interest receivable	704	1,001	1,315
Other assets	18,867	19,817	18,142
Total assets	94,911,941	176,975,032	208,520,437
Liabilities
Payable for Fund shares redeemed	40,452	231,145	190,283
Other accrued expenses and liabilities	115,522	191,334	220,415
Total liabilities	155,974	422,479	410,698
Net assets, at value	$ 94,755,967	$ 176,552,553	$ 208,109,739
Net Assets Consist of
Undistributed net investment income	469,764	469,466	3,258,557
Net unrealized appreciation (depreciation) on investments	(7,551,543)	(25,778,787)	(32,170,254)
Accumulated net realized gain (loss)	(17,615,284)	(43,199,288)	(33,433,694)
Paid-in capital	119,453,030	245,061,162	270,455,130
Net assets, at value	$ 94,755,967	$ 176,552,553	$ 208,109,739

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2009 (continued)
Assets	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Investments: Investments in Underlying Affiliated Funds, at value (cost $44,684,617 and $9,537,406)	$ 38,744,249	$ 10,397,502
Investments in Non-affiliated Funds, at value (cost $6,124,595 and $2,530,332)	6,704,462	2,694,598
Total investments, at value (cost $50,809,212 and $12,067,738)	45,448,711	13,092,100
Receivable for Fund shares sold	59,825	54,402
Dividends receivable	1,096	212
Interest receivable	185	55
Due from Advisor	951	5,836
Other assets	25,203	13,717
Total assets	45,535,971	13,166,322
Liabilities
Payable for Fund shares redeemed	25,413	12,862
Other accrued expenses and liabilities	91,670	59,187
Total liabilities	117,083	72,049
Net assets, at value	$ 45,418,888	$ 13,094,273
Net Assets Consist of
Undistributed net investment income	358,349	58,628
Net unrealized appreciation (depreciation) on investments	(5,360,501)	1,024,362
Accumulated net realized gain (loss)	(6,197,082)	(847,945)
Paid-in capital	56,618,122	12,859,228
Net assets, at value	$ 45,418,888	$ 13,094,273

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2009 (continued)
Net Asset Value	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Class A Net assets applicable to shares outstanding	$ 30,636,256	$ 77,040,752	$ 77,337,211
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,038,586	8,206,645	6,898,086
Net Asset Value and redemption price per share	$ 10.08	$ 9.39	$ 11.21
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 10.69	$ 9.96	$ 11.89
Class B Net assets applicable to shares outstanding	$ 3,351,203	$ 10,190,533	$ 14,274,448
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	332,460	1,086,604	1,285,214
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 10.08	$ 9.38	$ 11.11
Class C Net assets applicable to shares outstanding	$ 8,251,688	$ 18,309,403	$ 20,746,344
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	819,083	1,952,882	1,867,814
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 10.07	$ 9.38	$ 11.11
Class S Net assets applicable to shares outstanding	$ 52,516,820	$ 71,011,865	$ 95,751,736
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	5,210,001	7,573,820	8,523,635
Net Asset Value, offering and redemption price per share	$ 10.08	$ 9.38	$ 11.23

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2009 (continued)
Net Asset Value	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Class A Net assets applicable to shares outstanding	$ 30,585,357	$ 8,601,073
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,888,503	1,234,300
Net Asset Value and redemption price per share	$ 7.87	$ 6.97
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 8.35	$ 7.40
Class B Net assets applicable to shares outstanding	$ 2,059,332	—
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	262,788	—
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 7.84	—
Class C Net assets applicable to shares outstanding	$ 5,556,246	$ 242,275
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	709,654	34,925
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 7.83	$ 6.94
Class S Net assets applicable to shares outstanding	$ 7,217,953	$ 4,250,925
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	916,629	608,426
Net Asset Value, offering and redemption price per share	$ 7.87	$ 6.99

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended August 31, 2009
Investment Income	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Income distributions from Underlying Affiliated Funds	$ 3,771,157	$ 5,729,124	$ 5,599,780
Dividends	168,340	251,301	283,323
Interest — Cash Management QP Trust	18,363	53,213	62,456
Total Income	3,957,860	6,033,638	5,945,559
Expenses: Administration fees	90,838	170,747	190,652
Distribution and service fees	183,538	470,737	503,427
Services to shareholders	178,105	392,071	534,812
Custodian fees	7,926	9,901	8,299
Audit and tax fees	43,189	43,582	42,405
Legal fees	43,982	53,433	51,676
Trustees' fees and expenses	3,984	5,417	7,271
Reports to shareholders	37,098	30,065	19,494
Registration fees	52,128	51,791	54,270
Other	8,858	12,004	13,714
Total expenses before expense reductions	649,646	1,239,748	1,426,020
Expense reductions	(213,022)	(370,008)	(457,068)
Total expenses after expense reductions	436,624	869,740	968,952
Net investment income	3,521,236	5,163,898	4,976,607
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of Underlying Affiliated Funds	(16,548,220)	(33,202,886)	(32,311,711)
Investments in Non-Affiliated Funds	(198,718)	(324,705)	(143,462)
Capital gain distributions from Underlying Affiliated Funds	265,570	443,724	735,211
	(16,481,368)	(33,083,867)	(31,719,962)
Change in net unrealized appreciation (depreciation) on investments	506,156	(6,446,454)	(13,302,410)
Net gain (loss)	(15,975,212)	(39,530,321)	(45,022,372)
Net increase (decrease) in net assets resulting from operations	$ (12,453,976)	$ (34,366,423)	$ (40,045,765)

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended August 31, 2009 (continued)
Investment Income	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Income distributions from Underlying Affiliated Funds	$ 632,641	$ 72,372
Dividends	83,203	32,218
Interest — Cash Management QP Trust	6,235	1,131
Total Income	722,079	105,721
Expenses: Administration fees	31,638	5,840
Distribution and service fees	115,104	8,704
Services to shareholders	87,203	15,450
Custodian fees	7,293	7,134
Audit and tax fees	42,734	45,008
Legal fees	32,951	25,825
Trustees' fees and expenses	3,302	2,530
Reports to shareholders	23,944	13,133
Registration fees	65,026	30,532
Offering expenses	—	9,687
Other	7,631	2,389
Total expenses before expense reductions	416,826	166,232
Expense reductions	(235,339)	(142,424)
Total expenses after expense reductions	181,487	23,808
Net investment income	540,592	81,913
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from sale of Underlying Affiliated Funds	(6,120,543)	(818,837)
Investments in Non-Affiliated Funds	(7,730)	(18,700)
Capital gain distributions from Underlying Affiliated Funds	130,707	12,032
	(5,997,566)	(825,505)
Change in net unrealized appreciation (depreciation) on investments	214,123	1,319,064
Net gain (loss)	(5,783,443)	493,559
Net increase (decrease) in net assets resulting from operations	$ (5,242,851)	$ 575,472

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass Retirement Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2009	2008
Operations: Net investment income	$ 3,521,236	$ 4,569,017
Net realized gain (loss)	(16,481,368)	4,135,931
Change in net unrealized appreciation (depreciation)	506,156	(15,018,239)
Net increase (decrease) in net assets resulting from operations	(12,453,976)	(6,313,291)
Distributions to shareholders from: Net investment income: Class A	(1,149,288)	(1,394,779)
Class B	(135,853)	(199,640)
Class C	(325,124)	(410,417)
Class S	(2,463,810)	(3,034,657)
Total distributions	(4,074,075)	(5,039,493)
Fund share transactions: Proceeds from shares sold	20,503,691	33,561,976
Reinvestment of distributions	3,736,641	4,561,129
Cost of shares redeemed	(36,462,557)	(53,751,990)
Redemption fees	—	1,288
Net increase (decrease) in net assets from Fund share transactions	(12,222,225)	(15,627,597)
Increase (decrease) in net assets	(28,750,276)	(26,980,381)
Net assets at beginning of period	123,506,243	150,486,624
Net assets at end of period (including undistributed net investment income of $469,764 and $817,201, respectively)	$ 94,755,967	$ 123,506,243

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass 2015 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2009	2008
Operations: Net investment income	$ 5,163,898	$ 6,640,399
Net realized gain (loss)	(33,083,867)	16,301,764
Change in net unrealized appreciation (depreciation)	(6,446,454)	(43,329,482)
Net increase (decrease) in net assets resulting from operations	(34,366,423)	(20,387,319)
Distributions to shareholders from: Net investment income: Class A	(2,553,379)	(4,009,672)
Class B	(316,665)	(597,346)
Class C	(529,104)	(982,599)
Class S	(2,702,785)	(4,384,519)
Total distributions	(6,101,933)	(9,974,136)
Fund share transactions: Proceeds from shares sold	32,361,282	56,174,934
Reinvestment of distributions	5,835,747	9,542,383
Cost of shares redeemed	(63,716,804)	(119,145,790)
Redemption fees	—	737
Net increase (decrease) in net assets from Fund share transactions	(25,519,775)	(53,427,736)
Increase (decrease) in net assets	(65,988,131)	(83,789,191)
Net assets at beginning of period	242,540,684	326,329,875
Net assets at end of period (including undistributed net investment income of $469,466 and $1,087,801, respectively)	$ 176,552,553	$ 242,540,684

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass 2020 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2009	2008
Operations: Net investment income	$ 4,976,607	$ 5,662,134
Net realized gain (loss)	(31,719,962)	23,804,541
Change in net unrealized appreciation (depreciation)	(13,302,410)	(54,396,305)
Net increase (decrease) in net assets resulting from operations	(40,045,765)	(24,929,630)
Distributions to shareholders from: Net investment income: Class A	(2,242,542)	(3,325,234)
Class B	(429,433)	(768,334)
Class C	(588,485)	(1,103,737)
Class S	(3,561,414)	(5,849,080)
Net realized gains: Class A	(486,268)	—
Class B	(118,124)	—
Class C	(161,320)	—
Class S	(723,692)	—
Total distributions	(8,311,278)	(11,046,385)
Fund share transactions: Proceeds from shares sold	40,422,167	56,286,523
Reinvestment of distributions	7,976,405	10,562,999
Cost of shares redeemed	(56,812,789)	(86,638,708)
Redemption fees	—	349
Net increase (decrease) in net assets from Fund share transactions	(8,414,217)	(19,788,837)
Increase (decrease) in net assets	(56,771,260)	(55,764,852)
Net assets at beginning of period	264,880,999	320,645,851
Net assets at end of period (including undistributed net investment income of $3,258,557 and $4,581,908, respectively)	$ 208,109,739	$ 264,880,999

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass 2030 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2009	2008
Operations: Net investment income	$ 540,592	$ 423,631
Net realized gain (loss)	(5,997,566)	2,866,284
Change in net unrealized appreciation (depreciation)	214,123	(7,900,725)
Net increase (decrease) in net assets resulting from operations	(5,242,851)	(4,610,810)
Distributions to shareholders from: Net investment income: Class A	(252,084)	(698,906)
Class B	(15,008)	(88,281)
Class C	(40,019)	(252,188)
Class S	(88,332)	(193,365)
Net realized gains: Class A	(1,062,809)	(840,287)
Class B	(121,711)	(142,055)
Class C	(328,534)	(405,530)
Class S	(318,801)	(214,234)
Total distributions	(2,227,298)	(2,834,846)
Fund share transactions: Proceeds from shares sold	21,608,678	18,465,111
Reinvestment of distributions	2,152,590	2,681,360
Cost of shares redeemed	(10,482,792)	(13,858,420)
Redemption fees	—	90
Net increase (decrease) in net assets from Fund share transactions	13,278,476	7,288,141
Increase (decrease) in net assets	5,808,327	(157,515)
Net assets at beginning of period	39,610,561	39,768,076
Net assets at end of period (including undistributed net investment income of $358,349 and $128,582, respectively)	$ 45,418,888	$ 39,610,561

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass 2040 Fund
Increase (Decrease) in Net Assets	Year Ended August 31, 2009	Period Ended August 31, 2008*
Operations: Net investment income	$ 81,913	$ 18,345
Net realized gain (loss)	(825,505)	76,498
Change in net unrealized appreciation (depreciation)	1,319,064	(294,702)
Net increase (decrease) in net assets resulting from operations	575,472	(199,859)
Distributions to shareholders from: Net investment income: Class A	(18,238)	(5,583)
Class C	(244)	(2,130)
Class S	(22,032)	(34,879)
Net realized gains: Class A	(30,115)	—
Class C	(2,162)	—
Class S	(28,578)	—
Total distributions	(101,369)	(42,592)
Fund share transactions: Proceeds from shares sold	10,525,505	4,584,175
Reinvestment of distributions	101,354	42,592
Cost of shares redeemed	(2,205,483)	(385,522)
Net increase (decrease) in net assets from Fund share transactions	8,421,376	4,241,245
Increase (decrease) in net assets	8,895,479	3,998,794
Net assets at beginning of period	4,198,794	200,000**
Net assets at end of period (undistributed net investment income of $58,628 and $9,749, respectively)	$ 13,094,273	$ 4,198,794
* For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
** Initial capital.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

DWS LifeCompass Retirement Fund — Class A
Years Ended August 31,	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.49	$ 12.51	$ 12.16	$ 11.83	$ 11.17
Income (loss) from investment operations: Net investment income[a]	.36	.40	.38	.33	.28
Net realized and unrealized gain (loss)	(1.36)	(.98)	.57	.33	.72
Total from investment operations	(1.00)	(.58)	.95	.66	1.00
Less distributions from: Net investment income	(.41)	(.44)	(.60)	(.33)	(.34)
Redemption fees	—	.00*	.00*	.00*	.00*
Net asset value, end of period	$ 10.08	$ 11.49	$ 12.51	$ 12.16	$ 11.83
Total Return (%)[b,c,d]	(8.29)	(4.76)	7.90	5.66	9.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31	34	47	41	36
Ratio of expenses before expense reductions (%)[e]	.77	.69	.63	.88	.77
Ratio of expenses after expense reductions (%)[e]	.52	.56	.62	.61	.55
Ratio of net investment income (%)	3.84	3.24	3.04	2.74	2.42
Portfolio turnover rate (%)	41	48	21	69	55
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass Retirement Fund — Class B
Years Ended August 31,	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.49	$ 12.52	$ 12.16	$ 11.83	$ 11.17
Income (loss) from investment operations: Net investment income[a]	.29	.30	.29	.24	.20
Net realized and unrealized gain (loss)	(1.36)	(.97)	.57	.33	.71
Total from investment operations	(1.07)	(.67)	.86	.57	.91
Less distributions from: Net investment income	(.34)	(.36)	(.50)	(.24)	(.25)
Redemption fees	—	.00*	.00*	.00*	.00*
Net asset value, end of period	$ 10.08	$ 11.49	$ 12.52	$ 12.16	$ 11.83
Total Return (%)[b,c,d]	(8.99)	(5.46)	7.16	4.87	8.24
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	6	8	8	8
Ratio of expenses before expense reductions (%)[e]	1.56	1.42	1.34	1.65	1.60
Ratio of expenses after expense reductions (%)[e]	1.27	1.31	1.34	1.36	1.30
Ratio of net investment income (%)	3.09	2.49	2.32	1.99	1.67
Portfolio turnover rate (%)	41	48	21	69	55
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass Retirement Fund — Class C
Years Ended August 31,	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.49	$ 12.52	$ 12.16	$ 11.82	$ 11.16
Income (loss) from investment operations: Net investment income[a]	.29	.31	.30	.24	.19
Net realized and unrealized gain (loss)	(1.37)	(.98)	.56	.34	.72
Total from investment operations	(1.08)	(.67)	.86	.58	.91
Less distributions from: Net investment income	(.34)	(.36)	(.50)	(.24)	(.25)
Redemption fees	—	.00*	.00*	.00*	.00*
Net asset value, end of period	$ 10.07	$ 11.49	$ 12.52	$ 12.16	$ 11.82
Total Return (%)[b,c,d]	(9.06)	(5.43)	7.26	4.87	8.27
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	13	14	12	9
Ratio of expenses before expense reductions (%)[e]	1.45	1.38	1.34	1.45	1.39
Ratio of expenses after expense reductions (%)[e]	1.27	1.29	1.29	1.36	1.30
Ratio of net investment income (%)	3.09	2.51	2.37	1.99	1.67
Portfolio turnover rate (%)	41	48	21	69	55
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass Retirement Fund — Class S
Years Ended August 31,	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.49	$ 12.51	$ 12.16	$ 11.83	$ 11.17
Income (loss) from investment operations: Net investment income[a]	.38	.43	.41	.36	.32
Net realized and unrealized gain (loss)	(1.35)	(.98)	.57	.33	.71
Total from investment operations	(.97)	(.55)	.98	.69	1.03
Less distributions from: Net investment income	(.44)	(.47)	(.63)	(.36)	(.37)
Redemption fees	—	.00*	.00*	.00*	.00*
Net asset value, end of period	$ 10.08	$ 11.49	$ 12.51	$ 12.16	$ 11.83
Total Return (%)[b,c]	(8.04)	(4.52)	8.18	5.93	9.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53	71	81	80	36
Ratio of expenses before expense reductions (%)[d]	.50	.44	.48	.65	.57
Ratio of expenses after expense reductions (%)[d]	.27	.30	.37	.35	.30
Ratio of net investment income (%)	4.09	3.50	3.29	3.00	2.67
Portfolio turnover rate (%)	41	48	21	69	55
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[d] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class A
Years Ended August 31,	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.12	$ 12.47	$ 11.98	$ 11.55	$ 10.63
Income (loss) from investment operations: Net investment income[a]	.26	.29	.29	.25	.21
Net realized and unrealized gain (loss)	(1.68)	(1.20)	.86	.50	.95
Total from investment operations	(1.42)	(.91)	1.15	.75	1.16
Less distributions from: Net investment income	(.31)	(.44)	(.66)	(.32)	(.24)
Redemption fees	—	.00*	.00*	.00*	.00*
Net asset value, end of period	$ 9.39	$ 11.12	$ 12.47	$ 11.98	$ 11.55
Total Return (%)[b,c,d]	(12.46)	(7.39)	9.78	6.59	10.95
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	77	97	131	104	113
Ratio of expenses before expense reductions (%)[e]	.69	.64	.61	.80	.77
Ratio of expenses after expense reductions (%)[e]	.48	.51	.57	.61	.55
Ratio of net investment income (%)	3.05	2.37	2.28	2.14	1.84
Portfolio turnover rate (%)	32	29	21	52	35
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class B
Years Ended August 31,	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.11	$ 12.47	$ 11.98	$ 11.54	$ 10.63
Income (loss) from investment operations: Net investment income[a]	.20	.19	.19	.16	.12
Net realized and unrealized gain (loss)	(1.69)	(1.19)	.86	.51	.95
Total from investment operations	(1.49)	(1.00)	1.05	.67	1.07
Less distributions from: Net investment income	(.24)	(.36)	(.56)	(.23)	(.16)
Redemption fees	—	.00*	.00*	.00*	.00*
Net asset value, end of period	$ 9.38	$ 11.11	$ 12.47	$ 11.98	$ 11.54
Total Return (%)[b,c,d]	(13.14)	(8.06)	8.94	5.78	10.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	17	24	24	23
Ratio of expenses before expense reductions (%)[e]	1.48	1.39	1.37	1.42	1.35
Ratio of expenses after expense reductions (%)[e]	1.23	1.26	1.34	1.37	1.30
Ratio of net investment income (%)	2.30	1.62	1.51	1.38	1.09
Portfolio turnover rate (%)	32	29	21	52	35
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class C
Years Ended August 31,	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.10	$ 12.47	$ 11.97	$ 11.54	$ 10.62
Income (loss) from investment operations: Net investment income[a]	.20	.20	.20	.16	.13
Net realized and unrealized gain (loss)	(1.68)	(1.20)	.86	.50	.95
Total from investment operations	(1.48)	(1.00)	1.06	.66	1.08
Less distributions from: Net investment income	(.24)	(.37)	(.56)	(.23)	(.16)
Redemption fees	—	.00*	.00*	.00*	.00*
Net asset value, end of period	$ 9.38	$ 11.10	$ 12.47	$ 11.97	$ 11.54
Total Return (%)[b,d]	(13.05)[c]	(8.12)[c]	8.96[c]	5.82[c]	10.28
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	28	37	34	27
Ratio of expenses before expense reductions (%)[e]	1.41	1.33	1.31	1.35	1.26
Ratio of expenses after expense reductions (%)[e]	1.23	1.25	1.30	1.34	1.26
Ratio of net investment income (%)	2.30	1.63	1.55	1.41	1.13
Portfolio turnover rate (%)	32	29	21	52	35
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class S
Years Ended August 31,	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.11	$ 12.45	$ 11.96	$ 11.54	$ 10.62
Income (loss) from investment operations: Net investment income[a]	.28	.32	.32	.28	.24
Net realized and unrealized gain (loss)	(1.68)	(1.19)	.86	.49	.95
Total from investment operations	(1.40)	(.87)	1.18	.77	1.19
Less distributions from: Net investment income	(.33)	(.47)	(.69)	(.35)	(.27)
Redemption fees	—	.00*	.00*	.00*	.00*
Net asset value, end of period	$ 9.38	$ 11.11	$ 12.45	$ 11.96	$ 11.54
Total Return (%)[b,c]	(12.25)	(7.10)	9.97	6.78	11.23
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	71	100	135	142	126
Ratio of expenses before expense reductions (%)[d]	.46	.41	.40	.54	.36
Ratio of expenses after expense reductions (%)[d]	.23	.26	.35	.36	.30
Ratio of net investment income (%)	3.30	2.62	2.50	2.39	2.09
Portfolio turnover rate (%)	32	29	21	52	35
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[d] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class A
Years Ended August 31,	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 13.66	$ 15.47	$ 14.29	$ 13.49	$ 12.14
Income (loss) from investment operations: Net investment income[a]	.27	.29	.26	.23	.19
Net realized and unrealized gain (loss)	(2.27)	(1.55)	1.35	.84	1.35
Total from investment operations	(2.00)	(1.26)	1.61	1.07	1.54
Less distributions from: Net investment income	(.37)	(.55)	(.43)	(.27)	(.19)
Net realized gains	(.08)	—	—	—	—
Total distributions	(.45)	(.55)	(.43)	(.27)	(.19)
Redemption fees	—	.00*	.00*	.00*	.00*
Net asset value, end of period	$ 11.21	$13.66	$ 15.47	$ 14.29	$ 13.49
Total Return (%)[b,c,d]	(14.08)	(8.48)	11.33	8.06	12.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	77	85	100	86	74
Ratio of expenses before expense reductions (%)[e]	.71	.66	.67	.76	.74
Ratio of expenses after expense reductions (%)[e]	.49	.52	.62	.61	.55
Ratio of net investment income (%)	2.63	1.96	1.70	1.59	1.46
Portfolio turnover rate (%)	32	31	22	59	31
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class B
Years Ended August 31,	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 13.53	$ 15.32	$ 14.15	$ 13.35	$ 12.02
Income (loss) from investment operations: Net investment income[a]	.19	.18	.15	.12	.09
Net realized and unrealized gain (loss)	(2.24)	(1.54)	1.33	.85	1.33
Total from investment operations	(2.05)	(1.36)	1.48	.97	1.42
Less distributions from: Net investment income	(.29)	(.43)	(.31)	(.17)	(.09)
Net realized gains	(.08)	—	—	—	—
Total distributions	(.37)	(.43)	(.31)	(.17)	(.09)
Redemption fees	—	.00*	.00*	.00*	.00*
Net asset value, end of period	$ 11.11	$ 13.53	$ 15.32	$ 14.15	$ 13.35
Total Return (%)[b,c,d]	(14.69)	(9.15)	10.49	7.31	11.86
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	22	28	29	26
Ratio of expenses before expense reductions (%)[e]	1.47	1.42	1.40	1.46	1.46
Ratio of expenses after expense reductions (%)[e]	1.24	1.28	1.35	1.36	1.30
Ratio of net investment income (%)	1.88	1.20	.97	.84	.71
Portfolio turnover rate (%)	32	31	22	59	31
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class C
Years Ended August 31,	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 13.54	$ 15.32	$ 14.15	$ 13.35	$ 12.02
Income (loss) from investment operations: Net investment income[a]	.19	.18	.15	.12	.09
Net realized and unrealized gain (loss)	(2.25)	(1.52)	1.33	.85	1.33
Total from investment operations	(2.06)	(1.34)	1.48	.97	1.42
Less distributions from: Net investment income	(.29)	(.44)	(.31)	(.17)	(.09)
Net realized gains	(.08)	—	—	—	—
Total distributions	(.37)	(.44)	(.31)	(.17)	(.09)
Redemption fees	—	.00*	.00*	.00*	.00*
Net asset value, end of period	$ 11.11	$ 13.54	$ 15.32	$ 14.15	$ 13.35
Total Return (%)[b,c,d]	(14.74)	(9.05)	10.49	7.30	11.86
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	30	40	36	28
Ratio of expenses before expense reductions (%)[e]	1.44	1.38	1.37	1.41	1.39
Ratio of expenses after expense reductions (%)[e]	1.24	1.27	1.32	1.36	1.30
Ratio of net investment income (%)	1.88	1.21	1.00	.84	.71
Portfolio turnover rate (%)	32	31	22	59	31
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class S
Years Ended August 31,	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 13.69	$ 15.50	$ 14.32	$ 13.52	$ 12.17
Income (loss) from investment operations: Net investment income[a]	.29	.32	.29	.26	.22
Net realized and unrealized gain (loss)	(2.28)	(1.54)	1.36	.85	1.36
Total from investment operations	(1.99)	(1.22)	1.65	1.11	1.58
Less distributions from: Net investment income	(.39)	(.59)	(.47)	(.31)	(.23)
Net realized gains	(.08)	—	—	—	—
Total distributions	(.47)	(.59)	(.47)	(.31)	(.23)
Redemption fees	—	.00*	.00*	.00*	.00*
Net asset value, end of period	$ 11.23	$ 13.69	$ 15.50	$ 14.32	$ 13.52
Total Return (%)[b,c]	(13.90)	(8.22)	11.60	8.33	13.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	96	129	153	154	92
Ratio of expenses before expense reductions (%)[d]	.51	.45	.48	.53	.48
Ratio of expenses after expense reductions (%)[d]	.24	.28	.37	.36	.30
Ratio of net investment income (%)	2.88	2.20	1.95	1.84	1.71
Portfolio turnover rate (%)	32	31	22	59	31
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[d] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class A
Years Ended August 31,	2009	2008	2007	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.26	$ 12.27	$ 11.50	$ 10.82	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.13	.14	.10	.08	.04
Net realized and unrealized gain (loss)	(1.94)	(1.32)	1.39	.93	.88
Total from investment operations	(1.81)	(1.18)	1.49	1.01	.92
Less distributions from: Net investment income	(.11)	(.38)	(.29)	(.23)	(.10)
Net realized gains	(.47)	(.45)	(.43)	(.10)	—
Total distributions	(.58)	(.83)	(.72)	(.33)	(.10)
Redemption fees	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 7.87	$ 10.26	$ 12.27	$ 11.50	$ 10.82
Total Return (%)[c,d,e]	(16.57)	(10.40)	13.17	9.52	9.24**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31	23	21	14	7
Ratio of expenses before expense reductions (%)[f]	1.17	.99	1.00	1.60	3.41*
Ratio of expenses after expense reductions (%)[f]	.45	.47	.55	.58	.55*
Ratio of net investment income (%)	1.83	1.27	.88	.77	.46*
Portfolio turnover rate (%)	40	30	20	63	28*
[a] For the period from November 1, 2004 (commencement of sales of Class A shares) to August 31, 2005.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class B
Years Ended August 31,	2009	2008	2007	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.21	$ 12.21	$ 11.45	$ 10.78	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.08	.06	.01	.00***	(.02)
Net realized and unrealized gain (loss)	(1.92)	(1.33)	1.37	.92	.89
Total from investment operations	(1.84)	(1.27)	1.38	.92	.87
Less distributions from: Net investment income	(.06)	(.28)	(.19)	(.15)	(.09)
Net realized gains	(.47)	(.45)	(.43)	(.10)	—
Total distributions	(.53)	(.73)	(.62)	(.25)	(.09)
Redemption fees	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 7.84	$ 10.21	$ 12.21	$ 11.45	$ 10.78
Total Return (%)[c,d,e]	(17.11)	(11.09)	12.26	8.61	8.70**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	3	4	3	2
Ratio of expenses before expense reductions (%)[f]	2.07	1.80	1.81	2.38	4.22*
Ratio of expenses after expense reductions (%)[f]	1.20	1.22	1.30	1.33	1.30*
Ratio of net investment income (%)	1.08	.51	.13	.02	(.29)*
Portfolio turnover rate (%)	40	30	20	63	28*
[a] For the period from November 1, 2004 (commencement of sales of Class B shares) to August 31, 2005.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class C
Years Ended August 31,	2009	2008	2007	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.21	$ 12.21	$ 11.44	$ 10.77	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.08	.06	.01	.00***	(.02)
Net realized and unrealized gain (loss)	(1.93)	(1.33)	1.38	.92	.88
Total from investment operations	(1.85)	(1.27)	1.39	.92	.86
Less distributions from: Net investment income	(.06)	(.28)	(.19)	(.15)	(.09)
Net realized gains	(.47)	(.45)	(.43)	(.10)	—
Total distributions	(.53)	(.73)	(.62)	(.25)	(.09)
Redemption fees	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 7.83	$ 10.21	$ 12.21	$ 11.44	$ 10.77
Total Return (%)[c,d,e]	(17.22)	(11.09)	12.35	8.62	8.60**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	8	11	7	4
Ratio of expenses before expense reductions (%)[f]	1.96	1.74	1.74	2.33	4.12*
Ratio of expenses after expense reductions (%)[f]	1.20	1.23	1.30	1.33	1.30*
Ratio of net investment income (%)	1.08	.51	.13	.02	(.29)*
Portfolio turnover rate (%)	40	30	20	63	28*
[a] For the period from November 1, 2004 (commencement of sales of Class C shares) to August 31, 2005.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class S
Years Ended August 31,	2009	2008	2007	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.27	$ 12.29	$ 11.51	$ 10.84	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.15	.17	.13	.11	.06
Net realized and unrealized gain (loss)	(1.95)	(1.33)	1.40	.92	.89
Total from investment operations	(1.80)	(1.16)	1.53	1.03	.95
Less distributions from: Net investment income	(.13)	(.41)	(.32)	(.26)	(.11)
Net realized gains	(.47)	(.45)	(.43)	(.10)	—
Total distributions	(.60)	(.86)	(.75)	(.36)	(.11)
Redemption fees	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 7.87	$ 10.27	$ 12.29	$ 11.51	$ 10.84
Total Return (%)[c,d]	(16.43)	(10.23)	13.54	9.69	9.49**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	6	4	3	2
Ratio of expenses before expense reductions (%)[e]	.97	.77	.78	1.37	3.22*
Ratio of expenses after expense reductions (%)[e]	.20	.21	.30	.33	.30*
Ratio of net investment income (%)	2.08	1.52	1.13	1.02	.71*
Portfolio turnover rate (%)	40	30	20	63	28*
[a] For the period from November 1, 2004 (commencement of sales of Class S shares) to August 31, 2005.
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2040 Fund — Class A
Years Ended August 31,	2009	2008[a]
Selected Per Share Data
Net asset value, beginning of period	$ 8.77	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.08	.06
Net realized and unrealized gain (loss)	(1.74)	(.96)
Total from investment operations	(1.66)	(.90)
Less distributions from: Net investment income	(.05)	(.33)
Net realized gains	(.09)	—
Total distributions	(.14)	(.33)
Net asset value, end of period	$ 6.97	$ 8.77
Total Return (%)[c,d,e]	(18.67)	(9.24)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	2
Ratio of expenses before expense reductions (%)[f]	2.90	7.14*
Ratio of expenses after expense reductions (%)[f]	.49	.49*
Ratio of net investment income (%)	1.32	.86*
Portfolio turnover rate (%)	30	17**
[a] For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class C
Years Ended August 31,	2009	2008[a]
Selected Per Share Data
Net asset value, beginning of period	$ 8.73	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.04	.01
Net realized and unrealized gain (loss)	(1.73)	(.96)
Total from investment operations	(1.69)	(.95)
Less distributions from: Net investment income	(.01)	(.32)
Net realized gains	(.09)	—
Total distributions	(.10)	(.32)
Net asset value, end of period	$ 6.94	$ 8.73
Total Return (%)[c,d,e]	(19.43)	(9.54)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2	.3
Ratio of expenses before expense reductions (%)[f]	3.86	7.87*
Ratio of expenses after expense reductions (%)[f]	1.24	1.24*
Ratio of net investment income (%)	.57	.11*
Portfolio turnover rate (%)	30	17**
[a] For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class S
Years Ended August 31,	2009	2008[a]
Selected Per Share Data
Net asset value, beginning of period	$ 8.79	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.10	.08
Net realized and unrealized gain (loss)	(1.74)	(.96)
Total from investment operations	(1.64)	(.88)
Less distributions from: Net investment income	(.07)	(.33)
Net realized gains	(.09)	—
Total distributions	(.16)	(.33)
Net asset value, end of period	$ 6.99	$ 8.79
Total Return (%)[c,d]	(18.32)	(9.11)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	2
Ratio of expenses before expense reductions (%)[e]	2.70	6.98*
Ratio of expenses after expense reductions (%)[e]	.24	.24*
Ratio of net investment income (%)	1.57	1.11*
Portfolio turnover rate (%)	30	17**
[a] For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund (hereinafter referred to individually as "Fund" or collectively as "Funds") are each a diversified series of DWS Target Date Series (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest mainly in other DWS funds (the "Underlying DWS Funds") and exchange-traded funds ("ETFs"). ETFs and DWS Funds are collectively referred to as "Underlying Funds." Each Underlying DWS Fund's accounting policies and investment holdings are outlined in the Underlying DWS Fund's financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments in the Underlying DWS Funds are valued at the net asset value per share of each class of the Underlying DWS Fund as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Exchange-traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Each Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, effective at the beginning of each Fund's fiscal year. Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

At August 31, 2009, DWS LifeCompass Retirement Fund had a net tax basis capital loss carryforward of approximately $1,818,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012 ($38,000) and August 31, 2017 ($1,780,000), the respective expiration dates, whichever occurs first.

At August 31, 2009, DWS LifeCompass 2015 Fund had a net tax basis capital loss carryforward of approximately $9,558,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012 ($7,136,000) and August 31, 2017 ($2,422,000), the respective expiration dates, whichever occurs first.

At August 31, 2009, DWS LifeCompass 2020 Fund had a net tax basis capital loss carryforward of approximately $1,856,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017, the expiration date, whichever occurs first.

At August 31, 2009, DWS LifeCompass 2030 Fund had a net tax basis capital loss carryforward of approximately $ 209,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017, the expiration date, whichever occurs first.

At August 31, 2009, DWS LifeCompass 2040 Fund had a net tax basis capital loss carryforward of approximately $33,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017, the expiration date, whichever occurs first.

In addition, from November 1, 2008 through August 31, 2009, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund incurred approximately $13,651,000, $27,787,000, $26,562,000, $4,598,000 and $518,000, respectively, of net realized capital losses. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2010.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2009 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income from DWS LifeCompass Retirement Fund and DWS LifeCompass 2015 Fund, if any, is declared and distributed to shareholders quarterly. Net investment income from DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. An additional distribution may be made to the extent necessary to avoid payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

At August 31, 2009, DWS LifeCompass Retirement Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 469,764
Capital loss carryforwards	$ (1,818,000)
Net unrealized appreciation (depreciation) on investments	$ (9,698,150)

In addition, during the years ended August 31, 2009 and August 31, 2008, the tax character of distributions paid to shareholders by DWS LifeCompass Retirement Fund is summarized as follows:

	Years Ended August 31,
	2009	2008
Distributions from ordinary income*	$ 4,074,075	$ 5,039,493
* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2009, DWS LifeCompass 2015 Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 469,466
Capital loss carryforwards	$ (9,558,000)
Net unrealized appreciation (depreciation) on investments	$ (31,633,795)

In addition, during the years ended August 31, 2009 and August 31, 2008, the tax character of distributions paid to shareholders by DWS LifeCompass 2015 Fund is summarized as follows:

	Years Ended August 31,
	2009	2008
Distributions from ordinary income*	$ 6,101,933	$ 9,974,136
* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2009, DWS LifeCompass 2020 Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 3,258,557
Capital loss carryforwards	$ (1,856,000)
Net unrealized appreciation (depreciation) on investments	$ (37,185,913)

In addition, during the years ended August 31, 2009 and August 31, 2008, the tax character of distributions paid to shareholders by DWS LifeCompass 2020 Fund is summarized as follows:

	Years Ended August 31,
	2009	2008
Distributions from ordinary income*	$ 6,826,115	$ 11,046,385
Distributions from long-term capital gains	$ 1,485,163	$ —
* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2009, DWS LifeCompass 2030 Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 358,349
Capital loss carryforwards	$ (209,000)
Net unrealized appreciation (depreciation) on investments	$ (6,750,824)

In addition, during the years ended August 31, 2009 and August 31, 2008 the tax character of distributions paid to shareholders by DWS LifeCompass 2030 Fund is summarized as follows:

	Years Ended August 31,
	2009	2008
Distributions from ordinary income*	$ 403,028	$ 1,242,316
Distributions from long-term capital gains	$ 1,824,270	$ 1,592,530
* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2009, DWS LifeCompass 2040 Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 58,628
Capital loss carryforwards	$ (33,000)
Net unrealized appreciation (depreciation) on investments	$ 726,746

In addition, during the period ended August 31, 2009, the tax character of distributions paid to shareholders by DWS LifeCompass 2040 Fund is summarized as follows:

	Year Ended August 31, 2009	Period Ended August 31, 2008
Distributions from ordinary income*	$ 42,044	$ 42,592
Distributions from long-term capital gains	$ 59,325	$ —
* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Offering Costs. Offering costs for DWS LifeCompass 2040 Fund were paid in connection with the offering of shares and were amortized over one year.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments in Underlying Funds to be purchased, sold or entered into by each Fund. The Advisor has agreed not to be paid a management fee for performing its services for the Funds. However, the Advisor will receive management fees from managing the Underlying DWS Funds in which each Fund invests.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund's outstanding shares. At August 31, 2009, DWS LifeCompass Retirement Fund held the following Underlying DWS Fund's outstanding shares: approximately 7% of DWS Floating Rate Plus Fund. At August 31, 2009, DWS LifeCompass 2015 Fund held the following Underlying DWS Fund's outstanding shares: approximately 6% of DWS Small Cap Core Fund. At August 31, 2009, DWS LifeCompass 2020 Fund held the following Underlying DWS Funds' outstanding shares: approximately 9% of DWS Small Cap Core Fund, 5% of DWS Global Bond Fund and 5% of DWS S&P 500 Plus Fund. At August 31, 2009, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund did not invest in more than 5% of any Underlying DWS Fund.

For the period from September 1, 2008 through September 30, 2009, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain DWS LifeCompass Retirement Fund's, DWS LifeCompass 2015 Fund's and DWS LifeCompass 2020 Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:

	LifeCompass Retirement Fund	LifeCompass 2015 Fund	LifeCompass 2020 Fund
Class A	.52%	.48%	.49%
Class B	1.27%	1.23%	1.24%
Class C	1.27%	1.23%	1.24%
Class S	.27%	.23%	.24%

For the period from September 1, 2008 through November 30, 2009, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain DWS LifeCompass 2030 Fund's and DWS LifeCompass 2040 Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:

	LifeCompass 2030 Fund	LifeCompass 2040 Fund
Class A	.45%	.49%
Class B	1.20%	—
Class C	1.20%	1.24%
Class S	.20%	.24%

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying DWS Funds and exchange-traded funds in which it is invested.

For the year ended August 31, 2009, the Advisor reimbursed DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund $382, $2,462, $122,075 and $123,235, respectively, of other expenses.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee ("Administration Fee") of 0.10% of each Fund's average daily net assets computed and accrued daily and payable monthly. For the year ended August 31, 2009, the Administration Fee for each Fund was as follows:

Administration Fee	Total Aggregated	Waived	Unpaid at August 31, 2009
DWS LifeCompass Retirement Fund	$ 90,838	$ 53,623	$ 1,704
DWS LifeCompass 2015 Fund	$ 170,747	$ —	$ 17,622
DWS LifeCompass 2020 Fund	$ 190,652	$ —	$ 20,341
DWS LifeCompass 2030 Fund	$ 31,638	$ 31,638	$ —
DWS LifeCompass 2040 Fund	$ 5,840	$ 5,840	$ —

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended August 31, 2009, the amounts charged to the Funds by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at August 31, 2009
DWS LifeCompass Retirement Fund
Class A	$ 53,689	$ 50,137	$ 46
Class B	7,159	7,159	—
Class C	11,480	10,387	1,093
Class S	89,871	89,871	—
	$ 162,199	$ 157,554	$ 1,139
DWS LifeCompass 2015 Fund
Class A	$ 153,309	$ 151,255	$ 2,054
Class B	22,188	22,188	—
Class C	28,177	28,177	—
Class S	155,104	155,104	—
	$ 358,778	$ 356,724	$ 2,054
DWS LifeCompass 2020 Fund
Class A	$ 159,062	$ 141,407	$ 9,036
Class B	29,676	29,676	—
Class C	38,855	38,855	—
Class S	261,303	241,763	17,878
	$ 488,896	$ 451,701	$ 26,914
Services to Shareholders	Total Aggregated	Waived
DWS LifeCompass 2030 Fund
Class A	$ 46,423	$ 45,532
Class B	7,109	7,109
Class C	13,139	13,139
Class S	14,927	14,927
	$ 81,598	$ 80,707
DWS LifeCompass 2040 Fund
Class A	$ 7,504	$ 6,330
Class C	748	748
Class S	6,271	6,271
	$ 14,523	$ 13,349

Distribution and Service Fees. Under the Funds' Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended August 31, 2009, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at August 31, 2009
DWS LifeCompass Retirement Fund
Class B	$ 27,603	$ 2,152
Class C	66,414	5,116
	$ 94,017	$ 7,268
DWS LifeCompass 2015 Fund
Class B	$ 83,268	$ 6,680
Class C	139,736	11,832
	$ 223,004	$ 18,512
DWS LifeCompass 2020 Fund
Class B	$ 109,597	$ 9,062
Class C	152,379	12,486
	$ 261,976	$ 21,548
DWS LifeCompass 2030 Fund
Class B	$ 14,285	$ 1,251
Class C	38,069	3,289
	$ 52,354	$ 4,540
DWS LifeCompass 2040 Fund
Class C	$ 1,368	$ 154

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended August 31, 2009, the Service Fees were as follows:

Service Fees	Total Aggregated	Waived	Unpaid at August 31, 2009	Annual Effective Rate
DWS LifeCompass Retirement Fund
Class A	$ 60,132	$ —	$ 10,824.23%
Class B	9,339	1,463	1,512.21%
Class C	20,050	—	2,073.23%
	$ 89,521	$ 1,463	$ 14,409
DWS LifeCompass 2015 Fund
Class A	$ 172,985	$ —	$ 31,066.24%
Class B	27,881	5,228	4,734.20%
Class C	46,867	5,414	9,579.22%
	$ 247,733	$ 10,642	$ 45,379
DWS LifeCompass 2020 Fund
Class A	$ 154,281	$ —	$ 29,345.24%
Class B	36,311	3,615	12,502.22%
Class C	50,859	1,556	7,113.24%
	$ 241,451	$ 5,171	$ 48,960
DWS LifeCompass 2030 Fund
Class A	$ 45,346	$ —	$ 11,062.23%
Class B	4,753	161	1,778.24%
Class C	12,651	758	2,502.23%
	$ 62,750	$ 919	$ 15,342
DWS LifeCompass 2040 Fund
Class A	$ 6,883	$ —	$ 2,569.22%
Class C	453	—	126.25%
	$ 7,336	$ —	$ 2,695

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2009 for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund, DWS LifeCompass 2040 Fund aggregated $4,387, $4,082, $9,153, $2,604 and $1,907, respectively.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended August 31, 2009, the CDSC for Class B and Class C shares aggregated $16,350, $41,489, $45,467, $8,073 and $28, respectively, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended August 31, 2009 DIDI received $92, $176 and $77 for Class A shares of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund and DWS LifeCompass 2020 Fund, respectively.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended August 31, 2009, the amounts charged to the Funds by DIMA included in the Statements of Operations under "reports to shareholders" were as follows:

Typesetting and Filing Service Fees	Total Aggregated	Unpaid at August 31, 2009
DWS LifeCompass Retirement Fund	$ 3,695	$ 3,695
DWS LifeCompass 2015 Fund	$ 2,461	$ 2,461
DWS LifeCompass 2020 Fund	$ 10,780	$ 6,128
DWS LifeCompass 2030 Fund	$ 9,745	$ 6,249
DWS LifeCompass 2040 Fund	$ 5,498	$ 4,420

Trustees' Fees and Expenses. The Funds paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, each Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

C. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Funds may borrow up to a maximum of 20 percent of their net assets under the agreement.

D. Fee Reductions

The Funds have entered into arrangements with their transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' custodian expenses. During the year ended August 31, 2009 for DWS LifeCompass 2015 Fund and DWS LifeCompass 2020 Fund, the custodian fees were reduced by $180 and $196, respectively, for transfer agent credits earned.

E. Share Transactions

DWS LifeCompass Retirement Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,301,577	$ 12,165,210	1,079,233	$ 13,320,784
Class B	33,345	308,898	74,717	931,300
Class C	105,910	1,080,300	217,198	2,692,653
Class S	749,332	6,949,283	1,342,495	16,617,239
		$ 20,503,691		$ 33,561,976
Shares issued to shareholders in reinvestment of distributions
Class A	119,105	$ 1,108,298	108,477	$ 1,303,852
Class B	12,754	119,002	14,317	171,653
Class C	28,934	269,072	27,925	334,360
Class S	240,310	2,240,269	229,106	2,751,264
		$ 3,736,641		$ 4,561,129
Shares redeemed
Class A	(1,363,176)	$ (12,690,311)	(1,968,943)	$ (24,302,650)
Class B	(198,967)	(1,829,661)	(246,607)	(3,008,916)
Class C	(426,183)	(3,984,664)	(271,636)	(3,327,649)
Class S	(1,949,370)	(17,957,921)	(1,886,154)	(23,112,775)
		$ (36,462,557)		$ (53,751,990)
Redemption fees		$ —		$ 1,288
Net increase (decrease)
Class A	57,506	$ 583,197	(781,233)	$ (9,677,748)
Class B	(152,868)	(1,401,761)	(157,573)	(1,905,928)
Class C	(291,339)	(2,635,292)	(26,513)	(299,649)
Class S	(959,728)	(8,768,369)	(314,553)	(3,744,272)
		$ (12,222,225)		$ (15,627,597)

DWS LifeCompass 2015 Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,297,347	$ 19,454,966	2,793,268	$ 34,226,863
Class B	48,604	411,026	107,873	1,309,895
Class C	146,009	1,226,753	266,210	3,224,780
Class S	1,351,159	11,268,537	1,448,331	17,413,396
		$ 32,361,282		$ 56,174,934
Shares issued to shareholders in reinvestment of distributions
Class A	287,120	$ 2,427,627	332,227	$ 3,830,892
Class B	34,390	290,012	47,693	546,007
Class C	52,639	443,810	72,031	824,794
Class S	315,748	2,674,298	376,277	4,340,690
		$ 5,835,747		$ 9,542,383
Shares redeemed
Class A	(3,108,037)	$ (26,434,953)	(4,891,135)	$ (59,575,850)
Class B	(540,996)	(4,563,139)	(496,366)	(5,942,322)
Class C	(794,117)	(6,749,656)	(744,239)	(8,933,093)
Class S	(3,099,381)	(25,969,056)	(3,666,216)	(44,694,525)
		$ (63,716,804)		$ (119,145,790)
Redemption fees		$ —		$ 737
Net increase (decrease)
Class A	(523,570)	$ (4,552,360)	(1,765,640)	$ (21,517,624)
Class B	(458,002)	(3,862,101)	(340,800)	(4,086,237)
Class C	(595,469)	(5,079,093)	(405,998)	(4,883,513)
Class S	(1,432,474)	(12,026,221)	(1,841,608)	(22,940,362)
		$ (25,519,775)		$ (53,427,736)

DWS LifeCompass 2020 Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,681,918	$ 26,943,216	2,034,149	$ 30,034,798
Class B	107,803	1,075,849	120,657	1,763,862
Class C	184,540	1,840,547	234,765	3,461,988
Class S	1,065,504	10,562,555	1,415,901	21,025,875
		$ 40,422,167		$ 56,286,523
Shares issued to shareholders in reinvestment of distributions
Class A	276,905	$ 2,649,988	211,265	$ 3,192,197
Class B	53,336	508,310	48,180	724,629
Class C	66,693	635,585	62,094	933,929
Class S	437,045	4,182,522	378,043	5,712,244
		$ 7,976,405		$ 10,562,999
Shares redeemed
Class A	(2,250,217)	$ (22,549,258)	(2,503,854)	$ (37,395,180)
Class B	(470,061)	(4,729,404)	(429,207)	(6,220,299)
Class C	(606,523)	(6,012,207)	(662,539)	(9,553,963)
Class S	(2,376,055)	(23,521,920)	(2,258,811)	(33,469,266)
		$ (56,812,789)		$ (86,638,708)
Redemption fees		$ —		$ 349
Net increase (decrease)
Class A	708,606	$ 7,043,946	(258,440)	$ (4,168,139)
Class B	(308,922)	(3,145,245)	(260,370)	(3,731,788)
Class C	(355,290)	(3,536,075)	(365,680)	(5,157,969)
Class S	(873,506)	(8,776,843)	(464,867)	(6,730,941)
		$ (8,414,217)		$ (19,788,837)

DWS LifeCompass 2030 Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,299,673	$ 16,205,308	1,030,534	$ 11,597,876
Class B	33,560	237,813	57,408	661,380
Class C	114,336	804,393	144,619	1,629,579
Class S	649,106	4,361,164	400,749	4,576,276
		$ 21,608,678		$ 18,465,111
Shares issued to shareholders in reinvestment of distributions
Class A	193,823	$ 1,275,355	125,384	$ 1,450,857
Class B	19,358	127,567	17,887	207,126
Class C	52,013	342,768	53,338	617,125
Class S	61,839	406,900	35,109	406,252
		$ 2,152,590		$ 2,681,360
Shares redeemed
Class A	(821,596)	$ (5,765,725)	(635,720)	$ (7,153,549)
Class B	(65,629)	(455,463)	(106,755)	(1,173,459)
Class C	(210,839)	(1,416,481)	(380,962)	(4,187,675)
Class S	(414,165)	(2,845,123)	(121,766)	(1,343,737)
		$ (10,482,792)		$ (13,858,420)
Redemption fees		$ —		$ 90
Net increase (decrease)
Class A	1,671,900	$ 11,714,938	520,198	$ 5,895,184
Class B	(12,711)	(90,083)	(31,460)	(304,953)
Class C	(44,490)	(269,320)	(183,005)	(1,940,881)
Class S	296,780	1,922,941	314,092	3,638,791
		$ 13,278,476		$ 7,288,141

DWS LifeCompass 2040 Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2009		Period Ended August 31, 2008*
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,151,838	$ 7,133,499	204,791	$ 1,845,925
Class C	15,423	88,640	23,151	210,057
Class S	568,483	3,303,366	269,687	2,528,193
		$ 10,525,505		$ 4,584,175
Shares issued to shareholders in reinvestment of distributions
Class A	8,265	$ 48,353	570	$ 5,583
Class C	409	2,392	217	2,130
Class S	8,651	50,609	3,559	34,879
		$ 101,354		$ 42,592
Shares redeemed
Class A	(135,084)	$ (846,410)	(2,747)	$ (25,280)
Class C	(10,941)	(83,252)	—	—
Class S	(207,900)	(1,275,821)	(40,721)	(360,242)
		$ (2,205,483)		$ (385,522)
Net increase (decrease)
Class A	1,025,019	$ 6,335,442	202,614	$ 1,826,228
Class C	4,891	7,780	23,368	212,187
Class S	369,234	2,078,154	232,525	2,202,830
		$ 8,421,376		$ 4,241,245
Initial capital
Class A	—	$ —	6,667	$ 66,667
Class C	—	—	6,666	66,666
Class S	—	—	6,667	66,667
		$ —		$ 200,000
* For the period from November 15, 2007 (commencement of operations) to August 31, 2008.

F. Review for Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, "Subsequent Events," adopted by the Funds as of August 31, 2009, events and transactions from September 1, 2009 through October 27, 2009, the date the financial statements were available to be issued, have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Funds' financial statements through this date.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Target Date Series and the Shareholders of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, respectively (the five funds constituting DWS Target Date Series) (the "Trust"), at August 31, 2009 and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

Boston, Massachusetts October 27, 2009	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund paid distributions of $0.08, $0.47 and $0.09, respectively, per share from net long-term capital gains during its year ended August 31, 2009, of which 100% represents 15% rate gains.

For corporate shareholders, 100%, 98%, 100%, 100% and 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the fiscal year ended August 31, 2009, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, respectively, qualified for the dividends received deduction.

For federal income tax purposes, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund designate $4,600,000, $6,600,000, $7,280,000, $887,000 and $124,000, respectively, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Summary of Management Fee Evaluation by Independent Fee Consultant

DWS LifeCompass Retirement Fund

DWS LifeCompass 2015 Fund

DWS LifeCompass 2020 Fund

DWS LifeCompass 2030 Fund

DWS LifeCompass 2040 Fund

October 24, 2008

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2008, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 129 Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of August 31, 2009. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen
Paul K. Freeman (1950) Chairperson since 2009[2] Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Governing Council of the Independent Directors Council (governance, executive committees); formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	124
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank	124
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Becton Dickinson and Company[3] (medical technology company); Belo Corporation[3] (media company); Boston Museum of Science; Public Radio International; PRX, The Public Radio Exchange; The PBS Foundation. Former Directorships: American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	124
Dawn-Marie Driscoll (1946) Board Member since 1987	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		124
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private equity funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising); The Kennel Shop (retailer)	124
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	124
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	124
William McClayton (1944) Board Member since 2004	Managing Director, Diamond Management & Technology Consultants, Inc. (global management consulting firm) (2001-present); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	124
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (2007-present) (charitable organization); Director, CardioNet, Inc.[3] (2009-present) (health care). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care[3] (January 2007-June 2007)
		124
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989-September 2003)	124
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Business Leadership Council, Wellesley College. Former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	124
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	127
Interested Board Member
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Axel Schwarzer[4] (1958) Board Member since 2006	Managing Director[5], Deutsche Asset Management; Vice Chairman[5] of Deutsche Asset Management and Member of the Management Board of DWS Investments, responsible for Global Relationship Management; formerly: Head of Deutsche Asset Management Americas (2005-2009); CEO of DWS Investments (2005-2009); board member of DWS Investments, Germany (1999-2005); Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)
124
Officers[6]
Name, Year of Birth, Position with the Fund and Length of Time Served[7]	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[8] (1965) President, 2006-present	Managing Director[5], Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette[9] (1962) Vice President and Secretary, 1999-present	Director[5], Deutsche Asset Management
Paul H. Schubert[8] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[5], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson[9] (1962) Assistant Secretary, 1997-present	Managing Director[5], Deutsche Asset Management
Rita Rubin[10] (1970) Assistant Secretary, 2009-present	Vice President and Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007); Attorney, Shearman & Sterling LLP (2004); Vice President and Associate General Counsel, UBS Global Asset Management (2001-2004)

Paul Antosca[9] (1957) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark[9] (1967) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Diane Kenneally[9] (1966) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management
Jason Vazquez[10] (1972) Anti-Money Laundering Compliance Officer, 2007-present	Vice President, Deutsche Asset Management (since 2006); formerly, AML Operations Manager for Bear Stearns (2004-2006), Supervising Compliance Principal and Operations Manager for AXA Financial (1999-2004)

Robert Kloby[10] (1962) Chief Compliance Officer, 2006-present	Managing Director[5], Deutsche Asset Management
J. Christopher Jackson[10] (1951) Chief Legal Officer, 2006-present	Director[5], Deutsche Asset Management (2006-present); formerly, Director, Senior Vice President, General Counsel and Assistant Secretary, Hansberger Global Investors, Inc. (1996-2006); Director, National Society of Compliance Professionals (2002-2005) (2006-2009)

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
2 Mr. Freeman assumed the Chairperson role as of January 1, 2009. Prior to that Ms. Driscoll served as Chairperson of certain DWS funds since 2004.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 The mailing address of Axel Schwarzer is DWS Investment GmbH, Mainzer Landstr. 178-190, Floor 5C, 60327 Frankfurt am Main, Germany. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management. As an interested person, Mr. Schwarzer receives no compensation from the fund.
5 Executive title, not a board directorship.
6 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
7 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
8 Address: 345 Park Avenue, New York, New York 10154.
9 Address: One Beacon Street, Boston, MA 02108.
10 Address: 280 Park Avenue, New York, New York 10017.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, B and C:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Nasdaq Symbol	CUSIP Number	Fund Number
DWS LifeCompass Retirement Fund — Class A	SUCAX	23337A 608	480
DWS LifeCompass Retirement Fund — Class B	SUCBX	23337A 707	680
DWS LifeCompass Retirement Fund — Class C	SUCCX	23337A 806	780
DWS LifeCompass Retirement Fund — Class S	SCPCX	23337A 871	2080
DWS LifeCompass 2015 Fund — Class A	SPDAX	23337A 103	481
DWS LifeCompass 2015 Fund — Class B	SPDBX	23337A 202	681
DWS LifeCompass 2015 Fund — Class C	SPDCX	23337A 301	781
DWS LifeCompass 2015 Fund — Class S	SPBAX	23337A 509	2081
DWS LifeCompass 2020 Fund — Class A	SUPAX	23337A 863	482
DWS LifeCompass 2020 Fund — Class B	SUPBX	23337A 855	682
DWS LifeCompass 2020 Fund — Class C	SUPCX	23337A 848	782
DWS LifeCompass 2020 Fund — Class S	SPGRX	23337A 822	2082
DWS LifeCompass 2030 Fund — Class A	PLUSX	23337A 814	1084
DWS LifeCompass 2030 Fund — Class B	PLSBX	23337A 798	1284
DWS LifeCompass 2030 Fund — Class C	PLSCX	23337A 780	1384
DWS LifeCompass 2030 Fund — Class S	PPLSX	23337A 772	2084
DWS LifeCompass 2040 Fund — Class A	TGTAX	23337A 764	457
DWS LifeCompass 2040 Fund — Class C	TGTCX	23337A 756	757
DWS LifeCompass 2040 Fund — Class S	TGTSX	23337A 749	2057

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

As of the end of the period, August 31, 2009, DWS Target Date Series has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Funds’ audit committee is comprised solely of trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Funds’ Board of Trustees has determined that there are several “audit committee financial experts” (as such term has been defined by the Regulations) serving on the Funds’ audit committee including Mr. William McClayton, the chair of the Funds’ audit committee. The SEC has stated that an audit committee financial expert is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS LIFECOMPASS RETIREMENT FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2009	$37,041	$0	$0	$0
2008	$37,100	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2009	$2,000	$0	$0
2008	$0	$19,000	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures and the above “Tax Fees” were billed in connection with tax compliance and tax planning.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2009	$0	$0	$0	$0
2008	$0	$19,000	$600,000	$619,000

All other engagement fees were billed for services provided by PWC for services related to consulting on an IT project.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

PwC advised the Fund's Audit Committee that PwC has identified two matters that it determined to be inconsistent with the SEC's auditor independence rules. In the first instance, an employee of PwC had power of attorney over an account which included DWS funds. The employee did not perform any audit services for the DWS Funds, but did work on a non audit project for Deutsche Bank AG. In the second instance, an employee of PwC served as a nominee shareholder (effectively equivalent to a Trustee) of various companies/trusts since 2001. Some of these companies held shares of Aberdeen, a sub advisor to certain DWS Funds, and of certain funds sponsored by subsidiaries of Deutsche Bank AG. The trustee relationship has ceased. PwC informed the Audit Committee that these matters could have constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. PwC advised the Audit Committee that PwC believes its independence had not been impacted as it related to the audits of the Fund. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the investment and that PwC does not believe these situations affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the funds' independent auditor.

DWS LIFECOMPASS 2015 FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2009	$37,041	$0	$0	$0
2008	$37,100	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2009	$2,000	$0	$0
2008	$0	$19,000	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures and the above “Tax Fees” were billed in connection with tax compliance and tax planning.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year EndedAugust 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2009	$0	$0	$0	$0
2008	$0	$19,000	$600,000	$619,000

All other engagement fees were billed for services provided by PWC for services related to consulting on an IT project.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

PwC advised the Fund's Audit Committee that PwC has identified two matters that it determined to be inconsistent with the SEC's auditor independence rules. In the first instance, an employee of PwC had power of attorney over an account which included DWS funds. The employee did not perform any audit services for the DWS Funds, but did work on a non audit project for Deutsche Bank AG. In the second instance, an employee of PwC served as a nominee shareholder (effectively equivalent to a Trustee) of various companies/trusts since 2001. Some of these companies held shares of Aberdeen, a sub advisor to certain DWS Funds, and of certain funds sponsored by subsidiaries of Deutsche Bank AG. The trustee relationship has ceased. PwC informed the Audit Committee that these matters could have constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. PwC advised the Audit Committee that PwC believes its independence had not been impacted as it related to the audits of the Fund. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the investment and that PwC does not believe these situations affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the funds' independent auditor

DWS LIFECOMPASS 2020 FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2009	$37,041	$0	$0	$0
2008	$37,100	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2009	$2,000	$0	$0
2008	$0	$19,000	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures and the above “Tax Fees” were billed in connection with tax compliance and tax planning.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B)and (C)
2009	$0	$0	$0	$0
2008	$0	$19,000	$600,000	$619,000

All other engagement fees were billed for services provided by PWC for services related to consulting on an IT project.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

PwC advised the Fund's Audit Committee that PwC has identified two matters that it determined to be inconsistent with the SEC's auditor independence rules. In the first instance, an employee of PwC had power of attorney over an account which included DWS funds. The employee did not perform any audit services for the DWS Funds, but did work on a non audit project for Deutsche Bank AG. In the second instance, an employee of PwC served as a nominee shareholder (effectively equivalent to a Trustee) of various companies/trusts since 2001. Some of these companies held shares of

Aberdeen, a sub advisor to certain DWS Funds, and of certain funds sponsored by subsidiaries of Deutsche Bank AG. The trustee relationship has ceased. PwC informed the Audit Committee that these matters could have constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. PwC advised the Audit Committee that PwC believes its independence had not been impacted as it related to the audits of the Fund. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the investment and that PwC does not believe these situations affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the funds' independent auditor.

DWS LIFECOMPASS 2030 FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2009	$37,041	$0	$0	$0
2008	$37,100	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2009	$2,000	$0	$0
2008	$0	$19,000	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures and the above “Tax Fees” were billed in connection with tax compliance and tax planning.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2009	$0	$0	$0	$0
2008	$0	$19,000	$600,000	$619,000

All other engagement fees were billed for services provided by PWC for services related to consulting on an IT project.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

PwC advised the Fund's Audit Committee that PwC has identified two matters that it determined to be inconsistent with the SEC's auditor independence rules. In the first instance, an employee of PwC had power of attorney over an account which included DWS funds. The employee did not perform any audit services for the DWS Funds, but did work on a non audit project for Deutsche Bank AG. In the second instance, an employee of PwC served as a nominee shareholder (effectively equivalent to a Trustee) of various companies/trusts since 2001. Some of these companies held shares of Aberdeen, a sub advisor to certain DWS Funds, and of certain funds sponsored by subsidiaries of Deutsche Bank AG. The trustee relationship has ceased. PwC informed the Audit Committee that these matters could have constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. PwC advised the Audit Committee that PwC believes its independence had not been impacted as it related to the audits of the Fund. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the investment and that PwC does not believe these situations affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the funds' independent auditor.

DWS LIFECOMPASS 2040 FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2009	$37,041	$0	$0	$0
2008	$37,100	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2009	$2,000	$0	$0
2008	$0	$19,000	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures and the above “Tax Fees” were billed in connection with tax compliance and tax planning.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2009	$0	$0	$0	$0
2008	$0	$19,000	$600,000	$619,000

All other engagement fees were billed for services provided by PWC for services related to consulting on an IT project.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

PwC advised the Fund's Audit Committee that PwC has identified two matters that it determined to be inconsistent with the SEC's auditor independence rules. In the first instance, an employee of PwC had power of attorney over an account which included DWS funds. The employee did not perform any audit services for the DWS Funds, but did work on a non audit project for Deutsche Bank AG. In the second instance, an employee of PwC served as a nominee shareholder (effectively equivalent to a Trustee) of various companies/trusts since 2001. Some of these companies held shares of Aberdeen, a sub advisor to certain DWS Funds, and of certain funds sponsored by subsidiaries of Deutsche Bank AG. The trustee relationship has ceased. PwC informed the Audit Committee that these matters could have constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. PwC advised the Audit Committee that PwC believes its independence had not been impacted as it related to the audits of the Fund. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the investment and that PwC does not believe these situations affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the funds' independent auditor.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 29, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 29, 2009